[front cover]

Aetna Mutual Funds

Annual
Report
October 31, 1996



Generation Funds


[Aetna logo]

Table of Contents

President's Letter..............................................    1

Investment Review...............................................    2

Portfolios of Investments:

   Aetna Ascent.................................................    6

   Aetna Crossroads.............................................   18

   Aetna Legacy.................................................   30

Statements of Assets and Liabilities............................   42

Statements of Operations........................................   43

Statements of Changes in Net Assets.............................   44

Notes to Financial Statements...................................   47

Financial Highlights............................................   53

Independent Auditors' Report....................................   56

Special Meeting of Shareholders.................................   57

President's Letter

Dear Fellow Shareholder,

Thank you for your confidence in Aetna and your investment in Aetna Mutual Funds. We are pleased to bring you this annual report of the status and performance of your Funds.

During the past few months, we have implemented actions to focus our Fund management efforts. We are pleased to have Aeltus Investment Management, Inc. as subadvisor to the Funds; a decision which allows Aetna to consolidate its investment management expertise. We appreciate your support of these actions which we believe will better position the Funds to meet our Shareholders' investment needs.

In the financial markets, the past year has seen a slowdown of the economy and little change in interest rates. Inflation has remained remarkably stable despite concerns earlier in the year. This trend has resulted in an increase in bond prices and growth in the stock market. We see this moderate growth, low inflation and stabile interest rate scenario continuing into 1997. Although this may be favorable for investments in the bond markets, we are cautious or somewhat neutral about the performance of the stock markets in 1997.

The trend in our domestic economy has been reflected world-wide and has helped rally the global equity market. With the exception of Japan, all major foreign markets have performed well aided by the strengthening of the US dollar and increased exports.

Finally, additions to our investment staff have continued to enhance our management and quantitative research capabilities. We are pleased with the results of improvements in our stock selection disciplines, implementation processes and investment research.

Aetna Mutual Funds have shared in the continued growth of the mutual fund industry in 1996. We are pleased to help you meet your retirement and investment needs by bringing you quality products and services.

Thank you again for investing in our Funds.

Yours sincerely,

/s/Shaun P. Mathews

Shaun P. Mathews
President



                                       Aetna Generation Funds Annual Report 1

                                                                Aetna Ascent
                                                           Growth of $10,000


                Average Annual Total Returns for the Year Ended
                                October 31, 1996*
                             1 Year           Inception+

Select Class                 20.94%             20.64%


                                       Jan-95                                                 Oct-96
Aetna Ascent (Select Class)             10000 10286  11010  11850  12362  12766  13350  14024  14114
S&P 500                                 10000 10974  12022  12978  13759  14498  15147  15615  16046
Russell 2000                            10000 10461  11441  12572  12844  13499  14174  14223  14004
MSCI EAFE                               10000 10194  10277  10713  11156  11486  11677  11671  11554
NAREIT                                  10000  9984  10571  11068  11526  11788  12311  13116  13506
SB Broad Inv. Grade Bond                10000 10506  11150  11362  11855  11649  11706  11924  12192
SB Non US World Bond                    10000 11443  12003  11711  11953  11753  11801  12183  12411
91 Day T-Bill                           10000 10148  10294  10436  10578  10712  10847  10991  11038
Ascent Index                            10000 10517  11172  11765  12233  12575  12984  13319  13459


                                                            Aetna Crossroads
                                                           Growth of $10,000


                Average Annual Total Returns for the Year Ended
                                October 31, 1996*
                             1 Year           Inception+

Select Class                 17.66%             18.07%


                                       Jan-95                                                 Oct-96
Aetna Crossroads (Select Class)         10000  10289  10930  11670  12105  12428  12875  13444  13566
S&P 500                                 10000  10974  12022  12978  13759  14498  15147  15615  16046
Russell 2000                            10000  10461  11441  12572  12844  13499  14174  14223  14004
MSCI EAFE                               10000  10194  10277  10713  11156  11486  11677  11671  11554
NAREIT                                  10000   9984  10571  11068  11526  11788  12311  13116  13506
SB Broad Inv. Grade Bond                10000  10506  11150  11362  11855  11649  11706  11924  12192
SB Non US World Bond                    10000  11443  12003  11711  11953  11753  11801  12183  12411
91 Day T-Bill                           10000  10148  10294  10436  10578  10712  10847  10991  11038
Crossroads Index                        10000  10520  11145  11627  12076  12294  12613  12920  13081

                                                                Aetna Legacy
                                                           Growth of $10,000

                Average Annual Total Returns for the Year Ended
                                October 31, 1996*
                             1 Year           Inception+

Select Class                 14.11%             15.46%


                                       Jan-95                                                 Oct-96
Aetna Legacy (Select Class)             10000  10303  10870  11489  11889  12102  12471  12863  13019
S&P 500                                 10000  10974  12022  12978  13759  14498  15147  15615  16046
Russell 2000                            10000  10461  11441  12572  12844  13499  14174  14223  14004
MSCI EAFE                               10000  10194  10277  10713  11156  11486  11677  11671  11554
NAREIT                                  10000   9984  10571  11068  11526  11788  12311  13116  13506
SB Broad Inv. Grade Bond                10000  10506  11150  11362  11855  11649  11706  11924  12192
SB Non US World Bond                    10000  11443  12003  11711  11953  11753  11801  12183  12411
91 Day T-Bill                           10000  10148  10294  10436  10578  10712  10847  10991  11038
Legacy Index                            10000  10523  11118  11489  11921  12019  12253  12530  12712



* 'Total Return' is calculated including reinvestment of income and capital gain distributions. Past performance is no guarantee of future results. The Standard & Poor's 500 Stock Index, Russell 2000 Small Cap Stock Index, Morgan Stanley Capital International Europe, Australia and Far East Index, National Association Real Estate REIT Index, Salomon Brothers Broad Investment Grade Index, and Salomon Brothers Non-U.S. World Government Bond Index are unmanaged broad based market indicies used to benchmark performance of each asset class.

+ Date of inception for the Select Class shares was January 4, 1995.

                             Aetna Generation Funds

Returns for the twelve month period ended October 31, 1996 were quite favorable as each of the three Generation Funds outperformed its relative benchmark index for the period. These benchmark indices are comprised of the seven stock and bond indices listed below in weights that correspond to the particular benchmark weights for each fund.

                                              Fund            Benchmark
                                             Return            Return
                                             ------            ------
        Aetna Ascent                          20.9%             16.4%
        Aetna Crossroads                      17.7%             13.7%
        Aetna Legacy                          14.1%             11.0%

Serving as a backdrop for this performance are returns for the various indices for each of the asset classes in which the Generation Funds invest:

                                                                     Index
Asset Class                   Benchmark Index                       Return
-----------                   ---------------                       ------
Large Cap Stocks              S&P 500                                24.1%
Small Cap Stocks              Russell 2000                           16.6%
International Stocks          MSCI Europe, Australia & Far East      10.8%
Real Estate Stocks            NAREIT                                 24.7%
Domestic Bonds                Salomon Broad                           5.9%
International Bonds           S.B. Non-U.S. WGBI                      5.6%
Cash Equivalents              U.S. 90 Day T-Bill                      5.3%

                                          Aetna Generation Funds Annual Report 3

Our asset allocation disciplines guided us to underweight bonds in favor of cash throughout the year, and to overweight stocks during most the year. On balance, although our asset allocation shifts helped us both control risk and enhance return, it was our security selection disciplines which contributed most to our investment success.

We made significant improvements in both our investment research and in our portfolio implementation processes over the past year, which together, we believe, provide a solid foundation for future investment performance. Several key additions to our professional investment staff have greatly enhanced our quantitative research and management capabilities. We have amassed a noteworthy historical database of company financials, analyst earnings estimates, insider buying and selling, stock returns, and economic variables, and have done cutting-edge research to uncover evidence of past market inefficiencies which we exploit in our portfolios. State-of-the-art hardware, software, and databases enable us to analyze and rebalance our portfolios nearly every trading day using an extremely efficient computer-based process which quickly processes an enormous amount of market, economic, and company information. Carefully constructed portfolio risk-control and optimization techniques enable us to focus the risk in our portfolios upon those characteristics which we believe will be rewarded, and to neutralize all other risks. Fortunately, the characteristics we favor--attractive valuation, positive earnings momentum, and shareholder oriented management--were well rewarded by the market over the past year, and we believe that they are likely to continue to help guide us to stocks which have the potential to provide superior returns. These efforts, combined with our solid asset allocation analysis, will continue to support the investment strategies of the Generation Funds in the days ahead.

Asset Allocation

                                                          Notional Value   Economic
Aetna Ascent                                  Portfolio     of Futures*    Exposure*      Benchmark      Range
------------                                  ---------     ----------     ---------      ---------      -----

Large Cap Stocks                                 39%           (24)%          15%            20%         0-60%
Small Cap Stocks                                 19%            (5)%          14%            20%         0-40%
Real Estate Stocks                               16%             0 %          16%            20%         0-40%
U.S. Dollar Bonds                                 0%            10 %          10%            10%         0-30%
International Stocks                             22%             3 %          25%            20%         0-40%
International Bonds                               0%             4 %           4%            10%         0-20%
Cash Equivalents                                  4%            12 %          16%             0%         0-30%
                                                 --             --            --             --
Total                                           100%             0 %         100%           100%

                                                           Notional Value  Economic
Aetna Crossroads                              Portfolio     of Futures*    Exposure*      Benchmark      Range
----------------                              ---------     ----------     ---------      ---------      -----
Large Cap Stocks                                 32%           (18)%          14%            15%         0-45%
Small Cap Stocks                                 13%            (2)%          11%            15%         0-30%
Real Estate Stocks                               13%             0 %          13%            15%         0-30%
U.S. Dollar Bonds                                 3%            16 %          19%            25%         0-70%
International Stocks                             19%             1 %          20%            15%         0-30%
International Bonds                               0%             4 %           4%            10%         0-20%
Cash Equivalents                                 20%            (1)%          19%             5%         0-30%
                                                 --             --            --             --
Total                                           100%             0 %         100%           100%

                                                           Notional Value  Economic
Aetna Legacy                                  Portfolio     of Futures*    Exposure*      Benchmark      Range
----------------                              ---------     ----------     ---------      ---------      -----
Large Cap Stocks                                 19%           (10)%           9%            10%         0-30%
Small Cap Stocks                                  9%            (1)%           8%            10%         0-20%
Real Estate Stocks                                8%             0 %           8%            10%         0-20%
U.S. Dollar Bonds                                 6%            24 %          30%            40%         0-100%
International Stocks                             12%             1 %          13%            10%         0-20%
International Bonds                               0%             4 %           4%            10%         0-20%
Cash Equivalents                                 46%           (18)%          28%            10%         0-30%
                                                 --             --            --             --
Total                                           100%             0 %         100%           100%


* "Notional value" refers to the economic value at risk, or the exposure to the financial instruments underlying the futures positions. "Economic exposure" reflects the Fund's exposure to both changes in value of the portfolio of investments as well as the financial instruments underlying the futures positions.



                                          Aetna Generation Funds Annual Report 5

Portfolio of Investments

October 31, 1996

------------------------------------------------------------------------------
Aetna Ascent
------------------------------------------------------------------------------
                                             Number of    Market
                                               Shares     Value
                                             ---------    ------
Common Stocks (94.9%)

United States (73.1%)

Aerospace and Defense (0.1%)

United Technologies Corp.                         200   $ 25,750
                                                        --------

Apparel (1.3%)

Collins & Aikman Corp.+                        16,000     96,000
Gap, Inc.                                       1,800     52,200
Jones Apparel Group, Inc.+                        100      3,125
Liz Claiborne, Inc.                             4,400    185,899
                                                        --------
                                                         337,224
                                                        --------
Autos and Auto Equipment (0.8%)

Chrysler Corp.                                  4,200    141,225
Kaydon Corp.                                    1,400     57,050
                                                        --------
                                                         198,275
                                                        --------
Banks (3.3%)

BanPonce Corp.                                    800     21,000
Charter One Financial, Inc.                     1,575     68,414
Commercial Federal Corp.                        3,700    154,938
Corus Bankshares, Inc.                          2,000     61,500
First Citizens Bancshares, Inc. Class A           100      6,725
GreenPoint Financial Corp.                        600     27,900
NationsBank Corp.                                 300     28,275
New York Bancorp, Inc.                          5,000    169,374
North Fork Bancorp., Inc                        4,800    151,800
Riggs National Corp.                            2,000     34,250
Star Banc Corp.                                   800     72,000
USBANCORP, Inc.                                 1,700     66,300
                                                        --------
                                                         862,476
                                                        --------
Building Materials and Construction (1.8%)

Armstrong World Industries, Inc.                2,100    140,175



                                        Number of     Market
                                          Shares       Value
                                        ----------   ----------

Champion Enterprises, Inc.+                  3,824   $   75,524
Coachmen Industries, Inc.                      400       11,200
Granite Construction, Inc,                   3,750       72,188
Lennar Corp.                                 2,100       46,725
Texas Industries, Inc.                         500       28,375
Tredegar Industries, Inc.                    2,100       80,325
                                                     ----------
                                                        454,512
                                                     ----------
Chemicals (1.3%)

Arcadian Corp.                               5,900      145,288
Cytec Industries+                            4,200      150,150
Monsanto Co.                                   700       27,738
                                                     ----------
                                                        323,176
                                                     ----------
Commercial Services (1.0%)

Billing Information Concepts+                  100        2,613
Culligan Water Technologies, Inc.+           4,100      153,750
Morrison Health Care, Inc.                     800        9,700
PMT Services, Inc.+                          4,800       96,000
                                                     ----------
                                                        262,063
                                                     ----------

Computer Software (4.0%)

BMC Software, Inc.+                            900       74,700
Cadence Design Systems, Inc.+                4,275      156,038
Cisco Systems, Inc.+                         4,100      253,687
Computer Associates International, Inc.      2,725      161,116
Compuware Corp.+                             3,400      179,349
Microsoft Corp.+                             1,100      150,975
Reynolds & Reynolds Co.                      2,200       58,025
                                                     ----------
                                                      1,033,890
                                                     ----------

Computers and Office Equipment (1.9%)

Compaq Computer Corp.+                         900       62,663

6 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             Number of   Market
                                               Shares    Value
                                             --------   --------
United States (continued)

Computers and Office Equipment (continued)

CompUSA, Inc.+                                    400   $ 18,500
Dell Computer Corp.+                            2,200    179,024
EMC Corp.+                                        700     18,375
Gateway 2000, Inc.+                             1,300     61,181
HBO & Co.                                         200     12,025
Herman Miller, Inc.                               300     12,938
HMT Technology Corp.+                           4,000     55,500
Sun Microsystems, Inc.+                           500     30,500
Wallace Computer Services, Inc.                   200      5,875
Western Digital Corp.+                            700     33,950
                                                        --------
                                                         490,531
                                                        --------
Diversified (1.1%)

Harsco Corp.                                      900     57,488
Oakley, Inc.+                                   1,200     17,850
Ruddick Corp.                                   4,200     54,600
Textron, Inc.                                   1,600    142,000
VF Corp.                                          100      6,538
                                                        --------
                                                         278,476
                                                        --------
Education (0.4%)

ITT Educational Services, Inc.+                 2,700     98,213
                                                        --------
Electrical and Electronics (2.2%)

Atmel Corp.+                                      200      5,075
Intel Corp.                                     3,600    395,549
Novellus Systems, Inc.+                         1,100     45,375
Siliconix, Inc.+                                  400      7,300
Symbol Technologies, Inc.+                      2,500    112,188
                                                        --------
                                                         565,487
                                                        --------
Electrical Equipment (1.0%)

Belden, Inc.                                    2,300     66,125
General Electric Co.                              500     48,375
Raychem Corp.                                     400     31,250
SCI Systems, Inc.+                                400     19,900


                                             Number of    Market
                                               Shares     Value
                                             --------   --------

Tektronix, Inc.                                 1,800   $ 70,425
Vitesse Semiconductor Corp.+                      900     28,688
                                                        --------
                                                         264,763
                                                        --------

Financial Services (3.0%)

Alex Brown & Sons, Inc.                           800     45,400
Bear Stearns Co., Inc.                          2,940     69,458
BHC Financial, Inc.                             3,200     51,200
Merrill Lynch & Co., Inc.                       1,100     77,275
Morgan Stanley Group, Inc.                        900     45,225
North American Mortgage Co.                     7,400    154,475
Olympic Financial Ltd.+                           400      6,350
PHH Corp.                                       1,800     53,550
Salomon, Inc.                                     400     18,050
SunAmerica, Inc.                                  200      7,500
Travelers, Inc.                                 3,850    208,862
Vermont Financial Services Corp.                1,300     44,850
                                                        --------
                                                         782,195
                                                        --------

Foods and Beverages (0.7%)

Coca-Cola Co.                                     400     20,200
Hershey Foods Corp.                             1,800     87,075
Morningstar Group, Inc.+                        2,600     43,875
Riser Foods, Inc. Class A                         800     21,500
Supervalu, Inc.                                   500     14,875
                                                        --------
                                                         187,525
                                                        --------

Health Services (2.7%)

Allegiance Corp.+                                  60      1,125
Beverly Enterprises+                            7,500     92,813
Genetics Institute, Inc.+                         100      6,550
Health Management Associates, Inc.+             6,500    143,000
Invacare Corp.                                  1,400     39,200
Lincare Holdings, Inc.+                         1,600     60,000
Renal Treatment Centers, Inc.+                  4,600    123,050


                                          Aetna Generation Funds Annual Report 7

Portfolio of Investments

October 31, 1996

--------------------------------------------------------------------------------
Aetna Ascent (continued)
--------------------------------------------------------------------------------
                                 Number of    Market
                                  Shares      Value
                                 ---------    ------
United States (continued)

Health Services (continued)

Tenet Healthcare Corp.+               600   $ 12,525
Universal Health Services, Inc.+    2,400     60,000
Wellpoint Health Networks, Inc.+    4,900    145,775
                                            --------
                                             684,038
                                            --------

Hotels and Restaurants (0.8%)

HFS, Inc.+                            100      7,325
Marriott International, Inc.          300     17,063
Promus Hotel Corp.+                 4,300    136,525
Red Roof Inns, Inc.+                3,200     42,800
                                            --------
                                             203,713
                                            --------

Insurance (1.6%)

Allstate Corp.                        500     28,063
AMBAC, Inc.                           800     50,000
American Bankers Insurance Group      300     14,400
American National Insurance Co.       800     52,400
Compdent Corp.+                     1,700     58,438
Fremont General Corp.               2,250     66,094
ITT Hartford Group, Inc.            1,500     94,500
Kansas City Life Insurance Co.        400     22,400
Orion Capital Corp.                   400     21,750
                                            --------
                                             408,045
                                            --------

Machinery and Equipment (1.5%)

Case Corp.                          1,000     46,500
Caterpillar, Inc.                     100      6,863
Cooper Cameron Corp.+               2,800    178,849
L.S. Starrett Co. Class A             800     19,600
Parker-Hannifin Corp.                 100      3,788
The Manitowoc Co., Inc.             3,800    127,300
                                            --------
                                             382,900
                                            --------


                                   Number of   Market
                                     Shares    Value
                                   ---------   ------
Media and Entertainment (2.3%)

Callaway Golf Co.                   2,700   $ 82,688
Clear Channel Communications, Inc.+   100      7,300
Coastcast Corp.+                    6,700    122,275
Harrah's Entertainment, Inc.          100      1,675
International Family
  Entertainment, Inc.+              5,800    103,675
International Game Technology         200      4,225
King World Production, Inc.+          900     32,400
Penske Motorsports, Inc.+           2,700     92,475
Regal Cinemas, Inc.+                5,100    132,600
                                            --------
                                             579,313
                                            --------

Medical Supplies (0.8%)

Baxter International, Inc.            300     12,488
Biomet, Inc.                          500      8,063
Guidant Corp.                       2,600    119,925
Hillenbrand Industries, Inc.          100      3,700
Mallinckrodt, Inc.                    400     17,400
Medtronic, Inc.                       300     19,313
OrNda HealthCorp.+                    600     16,350
                                            --------
                                             197,239
                                            --------

Metals and Mining (1.4%)

AK Steel Holding Corp.              3,100    110,050
Cleveland-Cliffs, Inc.                700     28,700
Reliance Steel & Aluminum Co.       2,400     87,900
RMI Titanium Co.+                     700     16,888
Zeigler Coal Holding Co.            6,400    116,000
                                            --------
                                             359,538
                                            --------

Oil and Gas (5.1%)

Amoco Corp.                         1,700    128,775
Atlantic Richfield Co.              1,600    211,999
Camco International, Inc.             200      7,750


8 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   Number of      Market
                                     Shares       Value
                                   ---------      ------
United States (continued)

Oil and Gas (continued)

Columbia Gas System, Inc.             2,000   $ 121,500
Edisto Resources Corp.+               9,900      95,906
Exxon Corp.                           4,100     363,362
Fina, Inc. Class A                    1,000      51,125
Mobil Corp.                             400      46,700
National Fuel Gas Co.                   200       7,450
Newpark Resources, Inc.+              2,400      90,000
Occidental Petroleum Corp.              600      14,700
Oneok, Inc.                             900      24,188
Royal Dutch Petroleum Co.               100      16,538
Texaco, Inc.                            700      71,138
The Williams Cos., Inc.                 100       5,225
Tosco Corp.                             200      11,225
USX-Marathon Group                    2,600      56,875
                                              ---------
                                              1,324,456
                                              ---------

Paper and Containers (0.1%)

Mead Corp.                              300      17,025
                                              ---------

Pharmaceuticals (3.9%)

American Home
Products Corp.                        2,300     140,875
Becton, Dickinson & Co.               2,200      95,700
Biogen, Inc.+                         1,200      89,400
Bristol-Myers Squibb Co.                500      52,875
Johnson & Johnson                     5,854     288,309
Jones Medical Industries, Inc.          900      39,150
Merck & Co., Inc.                       200      14,825
Pfizer, Inc.                          1,000      82,750
Rhone-Poulenc Rorer, Inc.             1,000      67,125
Schering Plough                       2,200     140,800
                                              ---------
                                              1,011,809
                                              ---------



                                      Number of      Market
                                       Shares        Value
                                      ---------      ------

Printing and Publishing (1.5%)

Gannett Co., Inc.                          2,000   $151,750
Lexmark International Group, Inc.+           100      2,363
New York Times Co.                           300     10,838
Tribune Co.                                1,200     98,100
Washington Post Co.                          400    131,600
                                                   --------
                                                    394,651
                                                   --------

Real Estate Investment Trusts (15.8%)

Ambassador Apartments, Inc.                2,700     54,675
Arden Realty Group, Inc.+                  2,200     49,775
Associated Estates Realty Corp.            9,500    194,749
Beacon Properties Corp.                    8,700    255,562
CALI Realty Corp.                          1,000     26,875
Camden Property Trust                      1,300     35,425
CBL & Associates Properties, Inc.          6,800    160,650
Chelsea GCA Realty, Inc.                   2,500     75,313
Colonial Properties Trust                  7,800    206,699
Cousins Properties, Inc.                   4,400    100,650
Crescent Real Estate Equities, Inc.        6,200    258,849
Developers Diversified Realty Corp.        2,000     67,250
Duke Realty Investments, Inc.              6,000    206,999
Equity Inns, Inc.                          3,300     38,363
Equity Residential Properties Trust        3,200    117,600
Essex Property Trust, Inc.                 9,400    243,224
Evans Withycombe Residential, Inc.         7,200    152,100
Excel Realty Trust, Inc.                   6,400    140,000
First Industrial Realty Trust, Inc.        1,000     25,875
Highwood Properties, Inc.                  7,400    212,749

                                          Aetna Generation Funds Annual Report 9

Portfolio of Investments
October 31, 1996

--------------------------------------------------------------------------------
Aetna Ascent (continued)
--------------------------------------------------------------------------------
                                                Number of    Market
                                                  Shares      Value
                                                ---------    ------
United States (continued)

Real Estate Investment Trusts (continued)

Innkeepers USA Trust                            20,000   $  234,999
JDN Realty Corp.                                   800       20,000
Kimco Realty Corp.                               6,350      183,355
Mid-America Apartment Communities, Inc.          1,100       27,913
National Golf Properties, Inc.                   1,500       43,500
Oasis Residential, Inc.                          6,900      146,625
Public Storage, Inc.                            11,100      255,299
Reckson Associates Realty Corp.                    700       24,938
Regency Realty Corp.                             4,000       87,000
Security Capital Industrial Trust                1,191       21,587
Smith (Charles E.) Residential Realty Co.        2,100       51,188
South West Property Trust                        1,850       27,750
Spieker Properties, Inc.                         3,400      104,550
Walden Residential Properties, Inc.              9,800      229,074
                                                         ----------
                                                          4,081,160
                                                         ----------

Retail (6.0%)
American Stores Co.                                100        4,138
Borders Group, Inc.+                               900       28,350
Carson Pirie Scott & Co.+                        5,900      146,763
Cash America International, Inc.                20,900      151,525
Claire's Stores, Inc.                               50          850
Damark International, Inc.+                      8,800       78,100
Dayton Hudson Corp.                              4,500      155,813
Federated Department Stores, Inc.+                 300        9,900


                                             Number of      Market
                                               Shares       Value
                                            ----------   ----------
Mercantile Stores Co., Inc.                        400   $   19,850
Pacific Sunwear of California+                   7,350      163,538
Ross Stores, Inc.                                3,300      136,950
Safeway, Inc.+                                   1,600       68,600
Sears, Roebuck & Co.                             4,100      198,337
The Finish Line, Inc.+                           6,100      259,249
Tiffany & Co.                                      200        7,400
TJX Companies, Inc.                                200        8,000
Tuesday Morning Corp.+                           2,500       48,438
Wet Seal, Inc.+                                    300        9,450
Zale Corp.+                                      2,700       52,313
                                                         ----------
                                                          1,547,564
                                                         ----------

Specialty Consumer Durables (0.1%)

Harley-Davidson, Inc.                              400       18,050
                                                         ----------

Telecommunications (0.8%)

360 Communications Co.+                            166        3,756
Ascend Communications, Inc.+                       500       32,688
Cascade Communications Corp.+                    2,300      167,037
LCI International, Inc.+                           200        6,375
Lucent Technologies, Inc.                            1           38
                                                         ----------
                                                            209,894
                                                         ----------

Transportation (1.4%)

Alaska Air Group, Inc.+                            300        6,600
AMR Corp.+                                       2,000      167,999
Atlantic Coast Airlines, Inc.+                   4,300       45,150
Canadian National Railway Co.                    2,000       55,000
Comair Holdings, Inc.                            3,675       73,959

10 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  Number of      Market
                                   Shares        Value
                                 ----------   ----------

United States (continued)

Transportation (continued)

UAL Corp.+                              400   $   18,950
USAir Group, Inc.+                      100        1,738
                                              ----------
                                                 369,396
                                              ----------

Utilities - Electric (2.0%)

Bangor
Hydro-Electric Co.                    1,700       16,575
Commonwealth Energy System Co.        5,900      141,600
Consolidated Edison Co. of
  New York, Inc.                        500       14,625
Entergy Corp.                         1,400       39,200
Long Island Lighting Corp.            6,600      119,625
Tucson Electric Power Co.+            1,100       21,725
Unicom Corp.                          6,600      171,599
                                              ----------
                                                 524,949
                                              ----------

Utilities - Oil and Gas (0.3%)

Energen Corp.                         2,400       60,000
Valero Energy Corp.                     500       11,875
                                              ----------
                                                  71,875
                                              ----------

Utilities - Telephone (1.0%)

AT&T Corp.                              200        6,975
Bell Atlantic Corp.                     200       12,050
Century Telephone Enterprises         1,300       41,763
NYNEX Corp.                           4,200      186,899
                                              ----------
                                                 247,687
                                              ----------

Utilities - Water (0.1%)

California Water Service Co.            700       26,163
                                              ----------

Total United States                           18,824,021
                                              ----------


                              Number of       Market
                                Shares        Value
                               -------       -------


Foreign Common Stock (21.8%)

Australia (0.6%)

Australian Gas Light Co. Ltd.
  (Oil and Gas)                      11,000   $60,365
North Ltd. (Metals and Mining)       16,413    46,727
Reinsurance Australia Corp.
  Ltd. (Insurance)                   17,000    50,960
                                              -------

Total Australia                               158,052
                                              -------

Austria (0.3%)

Austria Mikro Systeme International
  AG (Electrical and Electronics)       280    17,829
VA Technologie AG (Commercial
  Services)                             400    55,975
                                              -------

Total Austria                                  73,804
                                              -------

Belgium (0.4%)

Cimenteries CBR Cementbedrijven
  (Building Materials and
  Construction)                         800    63,097
G.I.B. Holdings Ltd. (Retail)         1,100    46,412
                                              -------

Total Belgium                                 109,509
                                              -------

Brazil (0.2%)

Telecomunicacoes Brasileiras SA
  (Utilities-Telephone)                 800    59,600
                                              -------

Canada (0.7%)

BCE, Inc. (Utilities - Telephone)       909    41,734
Dofasco, Inc. (Metals and Mining)     1,331    23,671
Domtar, Inc. (Paper and Containers)   4,500    39,260
Intertape Polymer Group, Inc.
  (Paper and Containers)              1,500    34,562


                                         Aetna Generation Funds Annual Report 11

Portfolio of Investments
October 31, 1996

-----------------------------------------------------------------------------
Aetna Ascent (continued)
-----------------------------------------------------------------------------
                                            Number of Market
                                             Shares    Value
                                            -------   -------
Canada (continued)

Petro-Canada (Oil and Gas)                    1,600   $21,654
Royal Bank of Canada (Banks)                    800    26,427
                                                      -------

Total Canada                                          187,308
                                                      -------

Chile (0.1%)

Empresa Nacional Electricidad
  SA (Utilities - Electric)                   1,900    34,913
                                                      -------

Denmark (1.0%)

Carli Gry International A/S+ (Apparel)        1,600    72,406
Falck A/S (Commercial Services)                 250    67,537
ISS International Service System A/S
  (Diversified)                               2,500    70,978
Tele Danmark A/S (Utilities - Telephone)      1,000    50,416
                                                      -------

Total Denmark                                         261,337
                                                      -------

Finland (0.3%)

Huhtamaki Group (Diversified)                 1,100    47,820
Neste (Oil and Gas)                           1,500    31,281
                                                      -------

Total Finland                                          79,101
                                                      -------

France (1.2%)

Credit Local de France (Financial Services)     600    51,658
Elf Aquitaine SA (Oil and Gas)                  600    48,017
Eridania Beghin-Say SA (Foods and
  Beverages)                                    200    31,870
Pathe SA+ (Media and Entertainment)             250    67,489
PSA Peugeot (Autos and Auto Equipment)          200    20,868
Union des Assurance Federales (Insurance)       500    56,282


                                           Number of  Market
                                            Shares     Value
                                            -------   -------
France (continued)

Usinor Sacilor
  (Metals and  Mining)                        2,300   $34,152
                                                      -------

Total France                                          310,336
                                                      -------

Germany (1.4%)

BASF AG (Chemicals)                           1,200    38,382
Commerzbank AG (Banks)                        2,500    56,090
Deutsche Pfandbrief &
  Hypothekenbank AG (Banks)                   1,100    45,070
Leifheit AG (Home Furnishings and
  Appliances)                                 1,100    45,288
Schering AG (Pharmaceuticals)                   600    48,216
Schmalbach Lubeca AG+
  (Paper and Containers)                        300    59,972
VEBA AG (Utilities - Electric)                1,200    64,100
                                                      -------

Total Germany                                         357,118
                                                      -------

Hong Kong (1.2%)

China Resources Enterprise Ltd.
  (Real Estate Investment Trusts)            50,000    56,257
Guangnan Holdings (Commercial
  Services)                                  70,000    47,528
HSBC Holdings Plc (Banks)                     3,683    75,019
Hysan Development Co. Ltd.
  (Real Estate Investment Trusts)            15,000    48,110
New World Development Co. Ltd.
  (Real Estate Investment Trusts)             8,069    46,959
Regal Hotels International
  (Hotels and Restaurants)                  140,000    38,475
                                                      -------

Total Hong Kong                                       312,348
                                                      -------

12 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       Number of  Market
                                        Shares    Value
                                       ---------- -------

Indonesia (0.2%)

PT Citra Marga Nusaphala Persada
  (Commercial Services)                 60,000 $   43,805
                                                  -------

Ireland (0.4%)

Golden Vale Plc (Foods and Beverages)    30,000    31,744
Irish Life Plc (Insurance)                7,000    30,141
Waterford Wedgewood Plc (Home
  Furnishings and Appliances)            24,000    29,498
                                                  -------

Total Ireland                                      91,383
                                                  -------

Italy (1.1%)

Gemina S.p.A.+ (Financial Services)     110,000    49,184
Istituto Mobiliare Italiano S.p.A
  (Financial Services)                    6,800    53,836
Parmalat Finanziaria S.p.A
  (Foods and Beverages)                  23,160    33,220
Pirelli S.p.A
  (Autos and Auto Equipment)             25,000    44,350
Stet Scocieta' Finaziaria
  Telefonica S.p.A
  (Telecommunications)                   18,000    47,957
Telecom Italia S.p.A
  (Utilities - Telephone)                20,000    44,581
                                                  -------

Total Italy                                       273,128
                                                  -------

Japan (5.0%)

AJL PEPS Trust
  (Consumer Products)                     1,900    35,388
Canon, Inc. (Computers and                3,000    57,500
  Office Equipment)
Daibiru Corp. (Real Estate
  Investment Trusts)                      2,000    22,683
Daiichi Pharmaceutical
  (Pharmaceuticals)                       5,000    72,094

                                       Number of  Market
                                        Shares    Value
                                       ---------- -------

Japan (continued)

Fuji Photo Film (Chemicals)               2,000 $  57,500
Furukawa Electric Co.
  (Electrical Equipment)                  8,000    42,483
Hitachi Koki (Electrical Equipment)       5,000    41,982
Hitachi Ltd. (Electrical and
  Electronics)                            6,000    53,279
Honda Motor Co. Ltd.
  (Autos and Auto Equipment)              3,000    71,743
Ito-Yokado Co. Ltd. (Retail)              1,000    49,938
Komatsu Ltd. (Machinery and
  Equipment)                              5,000    40,971
Konica Corp. (Chemicals)                  8,000    53,526
Matsushita Electric Industrial Co.
  Ltd. (Electrical and Electronics)       4,000    64,006
Mitsubishi Heavy Industries Ltd.
  (Aerospace and Defense)                 8,000    61,544
Mizuno Corp. (Consumer Products)          5,000    38,729
Nintendo Co. Ltd.
  (Electrical and Electronics)            1,000    64,006
Nippon Densetsu Kogyo
  (Building Materials and Construction)   4,000    43,960
Nippon Telegraph & Telephone
  (Utilities - Telephone)                     9    62,907
Rohm Co. (Electrical and Electronics)     1,000    59,346
Sanyo Shinpan Finance Co.
  (Financial Services)                    1,000    60,840

                                         Aetna Generation Funds Annual Report 13

Portfolio of Investments
October 31, 1996
--------------------------------------------------------------------------------
Aetna Ascent (continued)
--------------------------------------------------------------------------------
                                           Number of     Market
                                             Shares      Value
                                            ---------   ---------

Japan (continued)

Shin-Etsu Chemical Co. (Chemicals)              2,100   $  36,003
Shinmaywa Industries Ltd.
 (Autos and Auto Equipment)                     4,000      34,640
Takara Standard (Building
  Materials and Construction)                   7,000      65,236
Tsukishima Kikai (Machinery and
  Equipment)                                    1,000      19,518
West Japan Railway+ (Transportation)               20      65,412
                                                        ---------

Total Japan                                             1,275,234
                                                        ---------

Malaysia (0.4%)
AMMB Holdings Bhd (Financial Services)          4,000      27,071
Lion Land Bhd (Financial Services)             21,000      21,028
Oriental Holdings Bhd (Diversified)             7,000      47,652
                                                        ---------

Total Malaysia                                             95,751
                                                        ---------

Mexico (0.4%) ALFA, SA de C.V
  (Diversified)                                 8,643      35,494
Panamerican Beverages, Inc.
  (Foods and Beverages)                         1,200      52,350
Tubos de Acero de Mexico SA+
 (Metals and Mining)                            1,800      20,025
                                                        ---------

Total Mexico                                              107,869
                                                        ---------

Netherlands (0.5%)
Fortis Amev N.V (Financial Services)            1,205      36,024
ING Groep N.V. (Banks)                            774      24,128
Philips Electronics N.V
  (Electrical and Electronics)                    600      21,157


                                           Number of     Market
                                             Shares      Value
                                            ---------   ---------
Netherlands (continued)

Vendex International N.V.+ (Retail)             1,026  $   41,442
                                                        ---------

Total Netherlands                                         122,751
                                                        ---------

Norway (0.7%)
Den norske Bank ASA (Banks)                    11,000      36,579
Merkantildata ASA (Computer Software)           2,000      30,744
Orkla ASA (Diversified)                         1,000      63,998
Schibsted ASA (Printing and Publishing)         3,000      45,881
                                                        ---------

Total Norway                                              177,202
                                                        ---------

Philippines (0.1%)

DMCI Holdings, Inc.+
  (Building Materials and Construction)        40,000      28,919
                                                        ---------

Singapore (0.5%)
Clipsal Industries Ltd. (Electrical Equipment) 13,000      41,600
Singapore Airlines Ltd. (Transportation)        5,000      44,003
Wing Tai Holdings Ltd.+ (Diversified)          16,000      39,291
                                                        ---------

Total Singapore                                           124,894
                                                        ---------

South Korea (0.1%)

Korea Electric Power Corp.
  (Utilities - Electric)                        2,000      36,000
                                                        ---------

Spain (0.8%)
Banco Bilbao Vizcaya, SA (Banks)                1,000      48,637
Cubiertas y Mzov SA
  (Building Materials and Construction)           700      50,080
Empresa Nacional de Electricidad SA
  (Utilities - Electric)                        1,000      61,267

14 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         Number of      Market
                                          Shares         Value
                                         ----------   ----------

Spain (continued)
Repsol SA (Oil and Gas)                     1,700    $    55,544
                                                      ----------
Total Spain                                              215,528
                                                      ----------
Sweden (0.7%)
Enator AB+ (Commercial                        1,500       33,361
  Services)
Skandinaviska Enskilda Banken                 6,000       50,270
  (Banks)
Sparbanken Sverige AB (Banks)                 3,000       47,528
Volvo AB (Autos and Auto Equipment)           2,000       41,587
                                                      ----------
Total Sweden                                             172,746
                                                      ----------
Switzerland (0.3%)
Baloise Holding Ltd. (Insurance)                 20       41,947
Electrowatt AG
  (Utilities - Electric)                        100       38,134
                                                      ----------
Total Switzerland                                         80,081
                                                      ----------
Taiwan (0.2%)

China Steel Corp.++
  (Metals and Mining)                         3,000       58,163
                                                      ----------
United Kingdom (3.0%)
Allied Domecq Plc
  (Foods and Beverages)                       7,096       54,887
Bank of Scotland (Banks)                     13,503       62,227
Boots Co. Plc (Retails)                       5,000       50,806
British Airways Plc
  (Transportation)                            3,200       28,868
Burton Group Plc (Retail)                    26,600       64,648
Commercial Union Plc (Insurance)              5,000       52,801
Cowie Group Plc (Autos and Auto               7,000       40,922
  Equipment)
Granada Group Plc (Diversified)               3,015       43,426
Hillsdown Holdings Plc
  (Foods and Beverages)                      16,104       46,023
Inchcape Plc (Retail)                         8,025       37,832

                                         Number of      Market
                                          Shares         Value
                                         ----------   ----------
United Kingdom (continued)

Ladbroke Group Plc
  (Media and  Entertainment)                 18,229  $    59,220
Medeva Plc (Pharmaceuticals)                 12,081       52,231
Mirror Group Plc
  (Printing and Publishing)                   6,800       25,745
National Power Plc
  (Utilities - Electric)                        550       14,919
  Shell Transport & Trading Co.
  (Oil and Gas)                               5,000       82,031
Whitbread Plc (Foods and Beverages)           4,000       46,963
                                                      ----------
Total United Kingdom                                     763,549
                                                      ----------
Total Foreign Common Stocks                            5,610,429
                                                      ----------

Total Common Stocks
  (cost $21,270,169)                                  24,434,450
                                                      ----------
Preferred Stocks (1.3%)

United States (0.8%)

BankAmerica Corp. (Banks)                     2,300      210,449
                                                      ----------
Total United States                                      210,449
                                                      ----------
Foreign Preferred Stocks (0.5%)

Austria (0.1%)

Creditanstalt-Bankverein (Banks)                500       23,479
                                                      ----------
Finland (0.3%)

Oy Nokia Ab (Telecommunications)              1,500       69,314
                                                      ----------
Germany (0.1%)

Gerry Weber International AG (Apparel)          882       33,224
                                                      ----------
Total Foreign Preferred Stocks                           126,017
                                                      ----------

                                         Aetna Generation Funds Annual Report 15

Portfolio of Investments
October 31, 1996

--------------------------------------------------------------------------------
Aetna Ascent (continued)
--------------------------------------------------------------------------------

Total Preferred Stocks
  (cost $285,433)                                      $   336,466
                                                       -----------

                                             Principal  Market
                                             Amount     Value
                                             ---------  -----------

Short-Term Investments (3.4%)
Federal Home Loan Mortgage Corp.,
  Comm. Paper, 5.50%, 11/01/96              $433,000    $  433,000
U.S. Treasury Bill+++, Time
  Deposit, 5.11%, 11/14/96                   100,000        99,813
U.S. Treasury Bill+++, Time
  Deposit, 5.14%, 11/14/96                   100,000        99,813
 U.S. Treasury Bill+++, Time
  Deposit, 4.91%, 11/14/96                   243,000       242,546
                                                       -----------

Total Short-Term Investments
  (cost $875,195)                                          875,172
                                                       -----------
 TOTAL INVESTMENTS
   (cost $22,430,797)(a)                                25,646,088

Other assets less
  liabilities                                              105,633
                                                       -----------

Total Net Assets                                       $25,751,721

Notes to Portfolio of Investments

(a) The cost of investments for federal income tax purposes amount to $22,448,009. Unrealized gains and losses, based on identified tax cost at October 31, 1996, are as follows:

Unrealized gains ............ $3,660,894
Unrealized losses ...........   (462,815)
                              ===========
Net unrealized gain ......... $3,198,079
                              ===========

+Non-income producing security.

++Securities that may be resold to "qualified institutional buyers" under Rule
  144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.

+++Security pledged to cover initial margin requirements on open futures contracts at October 31, 1996.

Category percentages are based on net assets.

16 See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Information concerning open futures contracts at October 31, 1996 is shown below:

                                          No. of   Initital   Expiration Unrealized
                                         Contracts  Value       Date     Gain/(Loss)
                                         --------- ---------- ---------- -----------
Long Contracts

10 Year Canadian Government Bonds           2     $  158,601    Dec 96    $ 12,318
  Future

TFE 35 Index Future                         1        100,986    Dec 96       6,830

German Government Bond Future               1        162,776    Dec 96       5,584

DAX-30 German Stock Index Future            1        171,076    Dec 96       8,988

Long Gilt Future                            4        333,375    Dec 96       9,770

FT-SE 100 Index Future                      1        152,813    Dec 96       3,786

Topix Index Future                          2        286,342    Dec 96      (6,242)

Dutch Government Bonds Future               1        155,823    Dec 96       4,983

10 Year Swiss Government Bonds Future       2        186,922    Dec 96       3,210

2 Year US Treasury Note Future              3        614,297    Dec 96       7,922

10 Year US Treasury Note Future            18      1,933,313    Dec 96      39,938

Short Contracts

Russell 2000 Index Future                   7     (1,218,375)   Dec 96      21,550

S & P 500 Index Future                     10     (3,435,742)   Dec 96    (112,509)

S & P Mid-Cap 400 Index Future             21     (2,531,175)   Dec 96     (31,350)
                                                  ----------              ---------
                                                  $(2,928,96)             $(25,222)
                                                  ==========              ========

                                         Aetna Generation Funds Annual Report 17

Portfolio of Investments
October 31, 1996

--------------------------------------------------------------------------------
Aetna Crossroads
--------------------------------------------------------------------------------


                                             Number of   Market
                                               Shares     Value
                                             ---------   ------
Common Stocks (75.3%)

United States (56.5%)

Aerospace and Defense (0.2%)

United Technologies Corp.                         400   $ 51,500
                                                        --------

Apparel (0.6%)
Gap, Inc.                                         400     11,600
Jones Apparel Group, Inc.+                        100      3,125
Liz Claiborne, Inc.                             3,000    126,749
                                                        --------
                                                         141,474
                                                        --------

Autos and Auto Equipment (0.7%)
Chrysler Corp.                                  3,800    127,774
Kaydon Corp.                                      700     28,525
                                                        --------
                                                         156,299
                                                        --------

Banks (2.8%)
BanPonce Corp.                                    400     10,500
Commercial Federal Corp.                        2,500    104,688
Corus Bankshares, Inc.                          1,600     49,200
First Citizens Bancshares, Inc. Class A           100      6,725
GreenPoint Financial Corp.                        400     18,600
NationsBank Corp.                                 300     28,275
New York Bancorp, Inc.                          3,400    115,174
North Fork Bancorp., Inc.                       3,400    107,525
Riggs National Corp.                            2,000     34,250
Santa Monica Bank                               1,100     15,950
Star Banc Corp.                                   600     54,000
TR Financial Corp.                                100      3,038
USBANCORP, Inc.                                 2,300     89,700
                                                        --------
                                                         637,625
                                                        --------

Building Materials and Construction (1.6%)
Champion Enterprises, Inc.+                     3,376     66,676
Coachmen Industries, Inc.                         400     11,200


                                             Number of   Market
                                               Shares     Value
                                             ---------   ------
Granite Construction, Inc.                      3,150  $  60,638
Lennar Corp.                                    1,000     22,250
Lone Star Industries, Inc.                      2,800    102,900
Puerto Rican Cement Co., Inc.                     700     20,475
Texas Industries, Inc.                            500     28,375
Tredegar Industries, Inc.                       1,500     57,375
                                                        --------
                                                         369,889
                                                        --------

Chemicals (0.8%)
Arcadian Corp.                                    100      2,463
Cytec Industries+                               1,300     46,475
Monsanto Co.                                      400     15,850
Rexene Corp.                                    8,400    110,250
                                                        --------
                                                         175,038
                                                        --------

Commercial Services (0.4%)
Billing Information Concepts+                   1,700     44,413
Culligan Water Technologies, Inc.+              1,400     52,500
Personnel Group of America, Inc.+                 200      5,525
                                                        --------
                                                         102,438
                                                        --------

Computer Software (3.1%)
Amisys Managed Care Systems+                      300      4,575
BMC Software, Inc.+                               600     49,800
Boole & Babbage, Inc.+                            150      4,613
Cadence Design Systems, Inc.+                   4,050    147,824
Cisco Systems, Inc.+                            3,200    197,999
Computer Associates International, Inc.         1,825    107,903
Compuware Corp.+                                2,400    126,599
Kronos, Inc.+                                     150      4,369
Microsoft Corp.+                                  200     27,450
Reynolds & Reynolds Co.                         2,000     52,750
                                                        --------
                                                         723,882
                                                        --------


18 See Notes to Portfolio of Investments.

----------------------------------------------------------------------------

----------------------------------------------------------------------------


                                        Number of  Market
                                          Shares    Value
                                        -------   -------
United States (continued)

Computers and Office Equipment (2.5%)
Compaq Computer Corp.+                      700  $ 48,738
CompUSA, Inc.+                              200     9,250
Dell Computer Corp.+                      1,500   122,062
EMC Corp.+                                  500    13,125
FORE Systems, Inc.+                       3,500   139,124
Gateway 2000, Inc.+                       1,000    47,063
HBO & Co.                                   200    12,025
Herman Miller, Inc.                         200     8,625
HMT Technology Corp.+                     4,600    63,825
Sun Microsystems, Inc.+                   1,200    73,200
Wallace Computer Services, Inc.             100     2,938
Western Digital Corp.+                      500    24,250
                                                  -------
                                                  564,225
                                                  -------

Diversified (0.9%)
Harsco Corp.                                700    44,713
Oakley, Inc.+                               800    11,900
Ruddick Corp.                             3,100    40,300
Textron, Inc.                             1,200   106,500
VF Corp.                                    100     6,538
                                                  -------
                                                  209,951
                                                  -------

Electrical and Electronics (1.4%)
Atmel Corp.+                                200     5,075
Intel Corp.                               2,300   252,712
Novellus Systems, Inc.+                     900    37,125
Opal, Inc.+                                 300     2,588
Siliconix, Inc.+                            300     5,475
Symbol Technologies, Inc.+                  200     8,975
                                                  -------
                                                  311,950
                                                  -------

Electrical Equipment (0.4%)
Belden, Inc.                                800    23,000


                                        Number of  Market
                                          Shares    Value
                                        -------   -------
General Electric Co.                        400 $  38,700
Raychem Corp.                               400    31,250
SCI Systems, Inc.+                          200     9,950
                                                  -------
                                                  102,900
                                                  -------

Financial Services (2.0%)
Alex Brown & Sons, Inc.                     800    45,400
Bear Stearns Co., Inc.                    2,625    62,016
BHC Financial, Inc.                       3,000    48,000
Donaldson, Lufkin & Jenrette, Inc.          300     9,638
Federal National Mortgage Association       600    23,475
Merrill Lynch & Co., Inc.                   700    49,175
Morgan Stanley Group, Inc.                  600    30,150
Olympic Financial Ltd.+                     300     4,763
PHH Corp.                                   600    17,850
Salomon, Inc.                               300    13,538
SunAmerica, Inc.                            100     3,750
Travelers, Inc.                           2,900   157,324
                                                  -------
                                                  465,079
                                                  -------

Foods and Beverages (0.5%)
Coca-Cola Co.                               400    20,200
Hershey Foods Corp.                       1,400    67,725
Riser Foods, Inc. Class A                   800    21,500
                                                  -------
                                                  109,425
                                                  -------

Health Services (2.2%)
Allegiance Corp.+                           100     1,875
Beverly Enterprises+                      5,100    63,113
Genetics Institute, Inc.+                   100     6,550
Health Management Associates, Inc.+       4,200    92,400
Invacare Corp.                            1,400    39,200
Lincare Holdings, Inc.+                   1,400    52,500
Renal Treatment Centers, Inc.+            3,100    82,925


                                         Aetna Generation Funds Annual Report 19

Portfolio of Investments
October 31, 1996

--------------------------------------------------------------------------------
Aetna Crossroads (continued)
--------------------------------------------------------------------------------
                                        Number of  Market
                                          Shares    Value
                                        -------   -------

United States (continued)

Health Services (continued)
Tenet Healthcare Corp.+                      400 $   8,350
Universal Health Services, Inc.+           2,200    55,000
Vencor, Inc.+                              3,500   103,688
                                                   -------
                                                   505,601
                                                   -------

Home Furnishings and Appliances (0.4%)
Congoleum Corp.+                           1,300    18,038
Rowe Furniture Corp.                      12,000    85,500
                                                   -------
                                                   103,538
                                                   -------

Hotels and Restaurants (0.2%)
HFS, Inc.+                                   100     7,325
Marriott International, Inc.                 300    17,063
Promus Hotel Corp.+                          900    28,575
                                                   -------
                                                    52,963
                                                   -------

Insurance (1.4%)
Allstate Corp.                               400    22,450
AMBAC, Inc.                                  500    31,250
American Bankers Insurance Group             600    28,800
American National Insurance Co.              200    13,100
Compdent Corp.+                              700    24,063
Fremont General Corp.                        900    26,438
ITT Hartford Group, Inc.                   1,800   113,400
Kansas City Life Insurance Co.               500    28,000
Orion Capital Corp.                          400    21,750
Presidential Life Corp.                    1,000    11,375
                                                   -------
                                                   320,626
                                                   -------

Machinery and Equipment (1.0%)
Ade Corp.+                                   600     5,325
Case Corp.                                   800    37,200
Caterpillar, Inc.                            100     6,863
Cooper Cameron Corp.+                      2,300   146,912



                                        Number of  Market
                                          Shares    Value
                                        -------   -------

L.S. Starrett Co. Class A                    700 $  17,150
Parker-Hannifin Corp.                        200     7,575
                                                   -------
                                                   221,025
                                                   -------

Media and Entertainment (1.3%)
Callaway Golf Co.                          2,200    67,375
Coastcast Corp.+                           3,900    71,175
International Family Entertainment, Inc.+    500     8,938
International Game Technology                200     4,225
King World Production, Inc.+                 700    25,200
Penske Motorsports, Inc.+                  3,000   102,750
Regal Cinemas, Inc.+                         600    15,600
                                                   -------
                                                   295,263
                                                   -------

Medical Supplies (0.6%)
Baxter International, Inc.                   500    20,813
Biomet, Inc.                                 400     6,450
Guidant Corp.                              1,800    83,025
Hillenbrand Industries, Inc.                 100     3,700
Medtronic, Inc.                              100     6,438
OrNda HealthCorp.+                           500    13,625
                                                   -------
                                                   134,051
                                                   -------

Metals and Mining (0.6%)
AK Steel Holding Corp.                       400    14,200
Cleveland-Cliffs, Inc.                       700    28,700
Reliance Steel & Aluminum Co.              2,200    80,575
Zeigler Coal Holding Co.                     300     5,438
                                                   -------
                                                   128,913
                                                   -------

Oil and Gas (4.5%)
Amoco Corp.                                1,400   106,050
Atlantic Richfield Co.                     1,100   145,749
Camco International, Inc.                    200     7,750
Clayton Williams Energy, Inc.+             6,100    76,250


20 See Notes to Portfolio of Investments.

----------------------------------------------------------------------------

----------------------------------------------------------------------------


                                             Number of  Market
                                               Shares    Value
                                             -------   -------

United States (continued)

Oil and Gas (continued)
Columbia Gas System, Inc.                   1,500 $    91,125
Exxon Corp.                                 3,300     292,462
Fina, Inc. Class A                            800      40,900
Mobil Corp.                                   400      46,700
National Fuel Gas Co.                         100       3,725
Occidental Petroleum Corp.                    400       9,800
Phillips Petroleum Co.                        200       8,200
Tesoro Petroleum Corp.+                     5,100      75,225
Texaco, Inc.                                  900      91,463
Tosco Corp.                                   100       5,613
USX-Marathon Group                          1,800      39,375
                                                    ---------
                                                    1,040,387
                                                    ---------

Paper and Containers (0.0%)

Mead Corp.                                    200      11,350
                                                    ---------

Pharmaceuticals (3.0%)
American Home Products Corp.                1,000      61,250
Becton, Dickinson & Co.                     1,600      69,600
Biogen, Inc.+                                 100       7,450
Bristol-Myers Squibb Co.                      500      52,875
Johnson & Johnson                           4,302     211,873
Jones Medical Industries, Inc.                450      19,575
Merck & Co., Inc.                             300      22,238
Pfizer, Inc.                                1,100      91,025
Rhone-Poulenc Rorer, Inc.                     500      33,563
Schering Plough                             1,800     115,199
                                                    ---------
                                                      684,648
                                                    ---------

Printing and Publishing (1.2%)
Gannett Co., Inc.                           1,400     106,225

                                             Number of  Market
                                              Shares    Value
                                             -------   -------

Lexmark International
Group, Inc.+                                  100 $     2,363
Tribune Co.                                   900      73,575
Washington Post Co.                           300      98,700
                                                    ---------
                                                      280,863
                                                    ---------

Real Estate Investment Trusts (12.6%)
Ambassador Apartments, Inc.                 1,200      24,300
Arden Realty Group, Inc.+                   1,500      33,938
Associated Estates Realty Corp.             8,200     168,099
Beacon Properties Corp.                     6,300     185,062
CALI Realty Corp.                             800      21,500
Camden Property Trust                         900      24,525
CBL & Associates Properties, Inc.           5,900     139,387
Colonial Properties Trust                   5,900     156,349
Cousins Properties, Inc.                    3,700      84,638
Crescent Real Estate Equities, Inc.         4,200     175,349
Developers Diversified Realty Corp.         1,700      57,163
Duke Realty Investments, Inc.               4,900     169,049
Equity Inns, Inc.                           3,600      41,850
Equity Residential Properties Trust         1,700      62,475
Essex Property Trust, Inc.                  7,300     188,887
Evans Withycombe Residential, Inc.          6,200     130,974
Excel Realty Trust, Inc.                    4,400      96,250
First Industrial Realty Trust, Inc.           700      18,113
Highwood Properties, Inc.                     500      14,375
Innkeepers USA Trust                       13,000     152,749
JDN Realty Corp.                            2,100      52,500

                                         Aetna Generation Funds Annual Report 21

Portfolio of Investments
October 31, 1996

--------------------------------------------------------------------------------
Aetna Crossroads (continued)
--------------------------------------------------------------------------------
                                               Number of  Market
                                                Shares    Value
                                               ---------  ------
United States (continued)

Real Estate Investment Trusts (continued)
Kimco Realty Corp.                              5,000 $   144,374
Mid-America Apartment Communities, Inc.         2,100      53,288
Oasis Residential, Inc.                         5,900     125,374
Public Storage, Inc.                            8,200     188,599
Reckson Associates Realty Corp.                   500      17,813
Regency Realty Corp.                            2,100      45,675
Security Capital Industrial Trust                 975      17,672
Smith (Charles E.) Residential Realty Co.       1,100      26,813
South West Property Trust                       1,450      21,750
Spieker Properties, Inc.                        2,700      83,025
Walden Residential Properties, Inc.             7,300     170,637
                                                        ---------
                                                        2,892,552
                                                        ---------

Retail (3.7%)
American Stores Co.                               100       4,138
Borders Group, Inc.+                              100       3,150
Cash America International, Inc.                3,700      26,825
Damark International, Inc.+                     6,000      53,250
Dayton Hudson Corp.                             3,300     114,263
Federated Department Stores, Inc.+                200       6,600
Mercantile Stores Co., Inc.                       700      34,738
Pacific Sunwear of California+                  4,950     110,138
Ross Stores, Inc.                               3,100     128,649
Safeway, Inc.+                                  1,400      60,025
Sears, Roebuck & Co.                            2,400     116,099
TJX Companies, Inc.                               800      32,000
Wet Seal, Inc.+                                 3,500     110,250

                                              Number of  Market
                                                Shares    Value
                                               ---------  ------

Zale Corp.+                                     2,400 $    46,500
                                                        ---------
                                                          846,625
                                                        ---------

Specialty Consumer Durables (0.1%)

Harley-Davidson, Inc.                             300      13,538
                                                        ---------

Telecommunications (0.7%)
360 Communications Co.+                           133       3,009
Ascend Communications, Inc.+                      300      19,613
Cascade Communications Corp.+                   1,700     123,462
LCI International, Inc.+                          200       6,375
Lucent Technologies, Inc.                           1          30
                                                        ---------
                                                          152,489
                                                        ---------

Transportation (1.4%)
AMR Corp.+                                      1,600     134,399
Atlantic Coast Airlines, Inc.+                  3,400      35,700
Canadian National Railway Co.                   1,000      27,500
Comair Holdings, Inc.                           1,800      36,225
Greenbrier Companies, Inc.                        300       3,300
Northwest Airlines Corp.+                       2,100      69,563
UAL Corp.+                                        400      18,950
                                                        ---------
                                                          325,637
                                                        ---------

Utilities - Electric (2.2%)
Bangor Hydro-Electric Co.                       6,300      61,425
Commonwealth Energy System Co.                  4,000      96,000
Consolidated Edison Co. of
New York, Inc.                                    600      17,550
Entergy Corp.                                   1,000      28,000
Long Island Lighting Corp.                      2,700      48,938
Texas Utilities Co.                             2,800     113,400

22 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              Number of  Market
                                                Shares    Value
                                               ---------  ------


United States (continued)

Utilities - Electric (continued)
Tucson Electric Power Co.+                   1,000 $     19,750
Unicom Corp.                                 4,400      114,399
                                                     ----------
                                                        499,462
                                                     ----------

Utilities - Oil and Gas (0.4%)
Energen Corp.                                2,200       55,000
Valero Energy Corp.                          1,500       35,625
                                                     ----------
                                                         90,625
                                                     ----------

Utilities - Telephone (0.9%)
AT&T Corp.                                     400       13,950
Bell Atlantic Corp.                            100        6,025
Century Telephone Enterprises                  900       28,913
NYNEX Corp.                                  2,900      129,049
Southern New England
  Telecommunications Corp.                     600       22,350
                                                     ----------
                                                        200,287
                                                     ----------

Utilities - Water (0.2%)

California Water Service Co.                 1,400       52,325
                                                     ----------

Total United States                                  12,974,443
                                                     ----------

Foreign Common Stock (18.8%)

Australia (0.6%)
Australian Gas Light Co. Ltd.
  (Oil and Gas)                              9,000       49,390
North Ltd. (Metals and Mining)              12,309       35,043
Reinsurance Australia Corp.
  Ltd. (Insurance)                          15,000       44,965
                                                     ----------
Total Australia                                         129,398
                                                     ----------
Austria (0.2%)
Austria Mikro Systeme International AG
  (Electrical and Electronics)                 175       11,143

                                              Number of  Market
                                                Shares    Value
                                               ---------  ------
Austria (continued)
VA Technologie AG
  (Commercial Services)                        300 $     41,981
                                                     ----------

Total Austria                                            53,124
                                                     ----------

Belgium (0.3%)
Cimenteries CBR Cementbedrijven
  (Building Materials and Construction)        700       55,210
G.I.B. Holdings Ltd. (Retail)                  600       25,316
                                                     ----------

Total Belgium                                            80,526
                                                     ----------

Brazil (0.2%)

Telecomunicacoes Brasileiras SA
  (Utilities-Telephone)                        550       40,975
                                                     ----------

Canada (0.6%)
BCE, Inc. (Utilities - Telephone)              808       37,097
Dofasco, Inc. (Metals and Mining)              508        9,034
Domtar, Inc. (Paper and Containers)          4,500       39,260
Intertape Polymer Group, Inc.
  (Paper and Containers)                     1,300       29,954
Petro-Canada (Oil and Gas)                   1,400       18,948
Royal Bank of Canada (Banks)                   400       13,213
                                                     ----------

Total Canada                                            147,506
                                                     ----------

Chile (0.1%)

Empresa Nacional Electricidad SA
  (Utilities - Electric)                       700       12,863
                                                     ----------

Denmark (0.8%)
Carli Gry International A/S+ (Apparel)       1,100       49,779

                                         Aetna Generation Funds Annual Report 23

Portfolio of Investments
October 31, 1996

--------------------------------------------------------------------------------
Aetna Crossroads (continued)
--------------------------------------------------------------------------------
                                       Number of  Market
                                        Shares    Value
                                       ---------  ------

Denmark (continued)
Falck A/S (Commercial Services)            200 $  54,029
ISS International Service System A/S
  (Diversified)                          1,300    36,909
Tele Danmark A/S (Utilities -
  Telephone)                               800    40,333
                                                 -------

Total Denmark                                    181,050
                                                 -------

Finland (0.3%)
Huhtamaki Group (Diversified)              900    39,126
Neste (Oil and Gas)                      1,500    31,281
                                                 -------

Total Finland                                     70,407
                                                 -------

France (1.0%)
Credit Local de France (Financial
  Services)                                350    30,134
Elf Aquitaine SA (Oil and Gas)             400    32,011
Eridania Beghin-Say SA
  (Foods and Beverages)                    150    23,903
Pathe SA+ (Media and Entertainment)        200    53,992
PSA Peugeot (Autos and Auto Equipment)     150    15,651
Union des Assurances Federales
  (Insurance)                              450    50,654
Usinor Sacilor (Metals and Mining)       2,000    29,697
                                                 -------

Total France                                     236,042
                                                 -------

Germany (1.3%)
BASF AG (Chemicals)                      1,200    38,382
Commerzbank AG (Banks)                   1,500    33,654
Deutsche Pfandbrief & Hypothekenbank
  AG (Banks)                               800    32,778

                                       Number of  Market
                                        Shares    Value
                                       ---------  ------
Germany (continued)
Leifheit AG (Home Furnishings and
  Appliances)                            1,000 $  41,171
Schering AG (Pharmaceuticals)              600    48,216
Schmalbach Lubeca AG+
  (Paper and Containers)                   250    49,977
VEBA AG (Utilities - Electric)             950    50,746
                                                 -------

Total Germany                                    294,924
                                                 -------

Hong Kong (1.0%)
China Resources Enterprise Ltd.
  (Real Estate Investment Trusts)       50,000    56,257
Guangnan Holdings (Commercial
  Services)                             60,000    40,738
HSBC Holdings Plc (Banks)                1,849    37,663
Hysan Development Co. Ltd. (Real
  Estate Investment Trusts)             10,000    32,073
New World Development Co. Ltd.
  (Real Estate Investment Trusts)        5,043    29,349
Regal Hotels International
  (Hotels and Restaurants)              80,000    21,986
                                                 -------

Total Hong Kong                                  218,066
                                                 -------

Indonesia (0.2%)

PT Citra Marga Nusaphala Persada
(Commercial Services)                   50,000    36,504
                                                 -------

Ireland (0.3%)
Golden Vale Plc (Foods and Beverages)   22,000    23,279
Irish Life Plc (Insurance)               7,000    30,141

24 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       Number of  Market
                                        Shares    Value
                                       ---------  ------


Ireland (continued)
Waterford Wedgewood Plc (Home
  Furnishings and Appliances)           18,000 $  22,123
                                                 -------

Total Ireland                                     75,543
                                                 -------

Italy (1.0%)
Gemina S.p.A.+ (Financial Services)    100,000    44,713
Istituto Mobiliare Italiano S.p.A.
  (Financial Services)                   5,100    40,377
Parmalat Finanziaria S.p.A.
  (Foods and Beverages)                 16,800    24,097
Pirelli S.p.A. (Autos and Auto
  Equipment)                            20,000    35,480
Stet Scocieta' Finaziaria Telefonica
  S.p.A. (Telecommunications)           18,000    47,957
Telecom Italia S.p.A.
  (Utilities - Telephone)               16,000    35,665
                                                 -------

Total Italy                                      228,289
                                                 -------

Japan (3.9%)
AJL PEPS Trust (Consumer Products)       1,400    26,075
Canon, Inc. (Computers and
  Office Equipment)                      3,000    57,500
Daibiru Corp. (Real
  Estate Investment Trusts)              2,000    22,683
Daiichi Pharmaceutical
  (Pharmaceuticals)                      3,000    43,257
Fuji Photo Film (Chemicals)              1,000    28,750
Furukawa Electric Co.
  (Electrical Equipment)                 6,000    31,862
Hitachi Koki (Electrical Equipment)      4,000    33,585
Hitachi Ltd. (Electrical and
  Electronics)                           4,000    35,520


                                       Number of  Market
                                        Shares    Value
                                       ---------  ------

Japan (continued)
Honda Motor Co. Ltd.
  (Autos and Auto Equipment)             2,000 $  47,828
Ito-Yokado Co. Ltd. (Retail)             1,000    49,938
Konica Corp. (Chemicals)                 7,000    46,835
Matsushita Electric
  Industrial Co. Ltd. (Electrical
  and Electronics)                       3,000    48,004
Mitsubishi Heavy Industries Ltd.
  (Aerospace and Defense)                7,000    53,851
Mizuno Corp. (Consumer Products)         3,000    23,237
Nintendo Co. Ltd.
  (Electrical and Electronics)           1,000    64,006
Nippon Densetsu Kogyo (Building
Materials and Construction)              3,000    32,970
Nippon Telegraph & Telephone
  (Utilities - Telephone)                    6    41,938
Rohm Co. (Electrical
  and Electronics)                       1,000    59,346
Shinmaywa Industries Ltd. (Autos and
  Auto Equipment)                        2,000    17,320
Takara Standard (Building
  Materials and Construction)            6,000    55,917
Tsukishima Kikai
  (Machinery and Equipment)              1,200    23,422
West Japan Railway+
  (Transportation)                          16    52,330
                                                 -------

Total Japan                                      896,174
                                                 -------


                                         Aetna Generation Funds Annual Report 25

Portfolio of Investments
October 31, 1996

--------------------------------------------------------------------------------
Aetna Crossroads (continued)
--------------------------------------------------------------------------------

                                       Number of  Market
                                        Shares    Value
                                       ---------  ------

Malaysia (0.3%)
AMMB Holdings Bhd
  (Financial Services)                    4,000 $  27,071
Lion Land Bhd
  (Financial Services)                   19,000    19,025
Oriental Holdings Bhd (Diversified)       4,200    28,591
                                                  -------

Total Malaysia                                     74,687
                                                  -------

Mexico (0.4%) ALFA, SA de C.V.
  (Diversified)                           6,569    26,977
Panamerican Beverages, Inc.
  (Foods and Beverages)                     900    39,263
Tubos de Acero de Mexico SA+
  (Metals and Mining)                     1,700    18,913
                                                  -------

Total Mexico                                       85,153
                                                  -------

Netherlands (0.4%)
Fortis Amev N.V.
  (Financial Services)                      891    26,637
ING Groep N.V. (Banks)                      514    16,033
Philips Electronics N.V.
  (Electrical and Electronics)              600    21,157
Vendex International N.V.+ (Retail)         821    33,162
                                                  -------

Total Netherlands                                  96,989
                                                  -------

Norway (0.7%)
Den norske Bank ASA (Banks)              11,000    36,579
Merkantildata ASA (Computer Software)     2,000    30,744
Orkla ASA (Diversified)                     800    51,198
Schibsted ASA
  (Printing and Publishing)               2,500    38,234
                                                  -------

Total Norway                                      156,755
                                                  -------

                                       Number of  Market
                                        Shares    Value
                                       ---------  ------


Philippines (0.1%)

DMCI Holdings, Inc.+
  (Building Materials and
  Construction)                          35,000 $  25,304
                                                  -------

Singapore (0.4%)
Clipsal Industries Ltd.
  (Electrical Equipment)                 10,000    32,000
Singapore Airlines Ltd.
  (Transportation)                        3,000    26,402
Wing Tai Holdings Ltd.+
  (Diversified)                          12,000    29,468
                                                  -------

Total Singapore                                    87,870
                                                  -------

South Korea (0.1%)

Korea Electric Power Corp.
  (Utilities - Electric)                  1,000    18,000
                                                  -------

Spain (0.8%)
Banco Bilbao Vizcaya, SA (Banks)            800    38,910
Cubiertas y Mzov SA
  (Building Materials and Construction)     600    42,926
Empresa Nacional de Electricidad SA
  (Utilities - Electric)                    800    49,014
Repsol SA (Oil and Gas)                   1,400    45,742
                                                  -------

Total Spain                                       176,592
                                                  -------

Sweden (0.6%)
Enator AB+ (Commercial Services)          1,200    26,689
Skandinaviska Enskilda Banken (Banks)     4,000    33,513
Sparbanken Sverige AB (Banks)             2,500    39,607
Volvo AB (Autos and Auto Equipment)       1,800    37,428
                                                  -------

Total Sweden                                      137,237
                                                  -------

26 See Notes to Portfolio of Investments.

----------------------------------------------------------------------------

----------------------------------------------------------------------------

                                              Number of  Market
                                               Shares    Value
                                              ---------- -------


Switzerland (0.2%)
Baloise Holding Ltd. (Insurance)                10 $     20,974
Electrowatt AG (Utilities - Electric)           80       30,507
                                                     ----------

Total Switzerland                                        51,481
                                                     ----------

Taiwan (0.2%)

China Steel Corp.++
  (Metals and Mining)                        3,000       58,163
                                                     ----------

United Kingdom (2.8%)
Allied Domecq Plc
  (Foods and Beverages)                      5,058       39,123
Bank of Scotland (Banks)                    11,014       50,757
Boots Co. Plc (Retail)                       4,000       40,645
British Airways Plc
  (Transportation)                           3,200       28,868
Burton Group Plc (Retail)                   19,400       47,150
Commercial Union Plc (Insurance)             5,000       52,801
Cowie Group Plc (Autos and Auto
  Equipment)                                 6,500       37,999
Granada Group Plc (Diversified)              2,613       37,636
Hillsdown Holdings Plc
  (Foods and Beverages)                      9,656       27,595
Inchcape Plc (Retail)                        7,762       36,592
Ladbroke Group Plc
  (Media and Entertainment)                 16,191       52,599
Medeva Plc Pharmaceuticals)                  9,061       39,174
Mirror Group Plc
  (Printing and Publishing)                  5,200       19,687
National Power Plc
  (Utilities - Electric)                       900       24,413
Shell Transport & Trading Co.
  (Oil and Gas)                              4,000       65,625


                                              Number of  Market
                                               Shares    Value
                                              ---------- -------

United Kingdom (continued)
Whitbread Plc (Foods and Beverages)          3,200 $     37,570
                                                     ----------

Total United Kingdom                                    638,234
                                                     ----------

Total Foreign Common Stocks                           4,307,856
                                                     ----------

Total Common Stocks
  (cost $14,986,752)                                 17,282,299
                                                     ----------

Preferred Stocks (1.1%)

United States (0.7%)

BankAmerica Corp. (Banks)                    1,600      146,399
                                                     ----------

Total United States                                     146,399
                                                     ----------

Foreign Preferred Stocks (0.4%)

Austria (0.1%)


Creditanstalt-Bankverein350 (Banks)                      16,436
                                                     ----------

Finland (0.2%)

Oy Nokia Ab (Telecommunications)             1,100       50,830
                                                     ----------

Germany (0.1%)

Gerry Weber International AG (Apparel)         756       28,477
                                                     ----------

Total Foreign Preferred Stocks                           95,743
                                                     ----------

Total Preferred Stocks
  (cost $210,108)                                       242,142
                                                     ----------

                                        Principal      Market
                                          Amount       Value
                                        --------       -------

U.S. Government Obligations (3.5%)
U.S. Treasury Note,
  6.50%, 05/15/05......................   $800,000   $  809,001
                                                    -----------

Total U.S. Government Obligations
  (cost $834,601)                                       809,001
                                                    -----------

                                         Aetna Generation Funds Annual Report 27

Portfolio of Investments
October 31, 1996

--------------------------------------------------------------------------------
Aetna Crossroads (continued)
--------------------------------------------------------------------------------
                                        Principal      Market
                                          Amount       Value
                                        --------       -------

Short-Term Investments (20.0%)
Alamo Funding L.P.++, Comm.
  Paper, 5.27%, 11/13/96                 $800,000    $  798,595
Baxter International++,
  Comm. Paper, 5.30%, 11/04/96            800,000       799,647
Ciesco L.P. ++, Comm. Paper,
  5.20%, 11/01/96                         800,000       800,000
Corporate Asset Funding Co., Inc.++,
  Comm. Paper, 5.37%, 11/04/96            647,000       646,710
Dakota Certificates - Standard Credit
  Card Master Trust 1++, Asset-Backed
  Securities, 5.25%, 11/15/96             898,000       896,167
U.S. Treasury Bill+++, Time
  Deposit, 4.85%, 11/14/96                100,000        99,825
U.S. Treasury Bill+++, Time
  Deposit, 4.95%, 11/14/96                550,000       548,972
                                                      -----------

Total Short-Term Investments
  (cost $4,589,952)                                   4,589,916
                                                      -----------
TOTAL INVESTMENTS
  (cost $20,621,413)(a)                              22,923,358

Other assets less
  liabilities                                            23,671
                                                      -----------

Total Net Assets                                    $22,947,029


Notes to Portfolio of Investments


(a) The cost of investments for federal income tax purposes amount to $20,636,609. Unrealized gains and losses, based on identified tax cost at October 31, 1996, are as follows:

Unrealized gains ............ $2,658,899
Unrealized losses ...........   (372,150)
                              -----------
Net unrealized gain ......... $2,286,749
                              ===========

+Non-income producing security.

++Securities that may be resold to "qualified institutional buyers" under Rule
  144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.

+++Security pledged to cover initial margin requirements on open futures contracts at October 31, 1996.

Category percentages are based on net assets.

28 See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Information concerning open futures contracts at October 31, 1996 is shown below:

                                          No. of    Initital   Expiration Unrealized
                                          Contracts  Value       Date     Gain/(Loss)
                                          -------- ----------- ---------- ----------
Long Contracts

10 Year Canadian Government Bonds            2     $  158,593    Dec 96    $12,318
  Future

German Government Bond Future                1        162,776    Dec 96      5,584

Long Gilt Future                             3        250,031    Dec 96      7,328

Topix Index Future                           1        141,006    Dec 96     (1,758)

Dutch Government Bonds Future                1        155,820    Dec 96      4,983

10 Year Swiss Government Bonds Future        2        186,914    Dec 96      3,210

2 Year US Treasury Note Future               9      1,846,047    Dec 96     20,609

10 Year US Treasury Note Future             21      2,255,531    Dec 96     46,594

Short Contracts

Russell 2000 Index Future                    3       (519,875)   Dec 96      6,950

S & P 500 Index Future                       8     (2,756,209)   Dec 96    (82,392)

S & P Mid-Cap 400 Index Future              14     (1,689,750)   Dec 96    (18,600)
                                                   -----------             --------
                                                   $  190,884              $ 4,826
                                                   ==========              ========

                                         Aetna Generation Funds Annual Report 29

Portfolio of Investments
October 31, 1996

--------------------------------------------------------------------------------
Aetna Legacy
--------------------------------------------------------------------------------
                                              Number of   Market
                                               Shares     Value
                                              ----------  -------

Common Stocks (47.3%)

United States (35.6%)

Aerospace and Defense (0.1%)

United Technologies Corp.                        200 $  25,750
                                                       -------

Apparel (0.6%)
Gap, Inc.                                      1,600    46,400
Liz Claiborne, Inc.                            2,000    84,500
                                                       -------
                                                       130,900
                                                       -------

Autos and Auto Equipment (0.5%)
Chrysler Corp.                                   400    13,450
Excel Industries, Inc.                         4,300    65,038
Kaydon Corp.                                     500    20,375
                                                       -------
                                                        98,863
                                                       -------

Banks (2.1%)
BanPonce Corp.                                 2,600    68,250
Commercial Federal Corp.                       1,400    58,625
Corus Bankshares, Inc.                           800    24,600
First Citizens Bancshares, Inc. Class A          100     6,725
GreenPoint Financial Corp.                       200     9,300
NationsBank Corp.                                300    28,275
New York Bancorp, Inc.                         2,300    77,913
North Fork Bancorp., Inc.                      2,200    69,575
Riggs National Corp.                           2,000    34,250
Star Banc Corp.                                  400    36,000
USBANCORP, Inc.                                1,200    46,800
                                                       -------
                                                       460,313
                                                       -------

Building Materials and Construction (1.3%)
Champion Enterprises, Inc.+                    2,780    54,905
Coachmen Industries, Inc.                      3,400    95,199

                                              Number of   Market
                                               Shares     Value
                                              ----------  -------

Granite Construction, Inc.                     2,250 $  43,313
Lennar Corp.                                     700    15,575
Puerto Rican Cement Co., Inc.                    600    17,550
Texas Industries, Inc.                           400    22,700
Tredegar Industries, Inc.                      1,200    45,900
                                                       -------
                                                       295,142
                                                       -------

Chemicals (0.3%)
Arcadian Corp.                                 1,300    32,013
Cytec Industries+                                600    21,450
Monsanto Co.                                     300    11,888
                                                       -------
                                                        65,351
                                                       -------

Computer Software (2.4%)
BMC Software, Inc.+                              400    33,200
Cadence Design
Systems, Inc.+                                 3,150   114,974
Cisco Systems, Inc.+                           2,100   129,937
Computer Associates
International, Inc.                              925    54,691
Compuware Corp.+                               1,600    84,400
Microsoft Corp.+                                 600    82,350
Reynolds & Reynolds Co.                        1,400    36,925
                                                       -------
                                                       536,477
                                                       -------

Computers and Office Equipment (1.1%)
Compaq Computer Corp.+                           400    27,850
CompUSA, Inc.+                                   200     9,250
Dell Computer Corp.+                             900    73,238
EMC Corp.+                                       300     7,875
Gateway 2000, Inc.+                              700    32,944
Herman Miller, Inc.                              100     4,313
HMT Technology Corp.+                          1,800    24,975
Sandisk Corp.+                                   400     5,300
Sun Microsystems, Inc.+                          500    30,500

30 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              Number of   Market
                                               Shares     Value
                                              ----------  -------


United States (continued)

Computers and Office Equipment (continued)
Wallace Computer Services, Inc.                  100 $   2,938
Western Digital Corp.+                           400    19,400
                                                       -------
                                                       238,583
                                                       -------

Diversified (0.5%)
Oakley, Inc.+                                    400     5,950
Ruddick Corp.                                  2,200    28,600
Textron, Inc.                                    900    79,875
VF Corp.                                         100     6,538
                                                       -------
                                                       120,963
                                                       -------

Education (0.0%)

ITT Educational Services, Inc.+                  200     7,275
                                                       -------

Electrical and Electronics (0.7%)
Atmel Corp.+                                     100     2,538
Intel Corp.                                    1,100   120,862
Novellus Systems, Inc.+                          600    24,750
Opal, Inc.+                                      200     1,725
Siliconix, Inc.+                                 300     5,475
Symbol Technologies, Inc.+                       100     4,488
                                                       -------
                                                       159,838
                                                       -------

Electrical Equipment (0.4%)
Belden, Inc.                                     600    17,250
General Electric Co.                             400    38,700
Raychem Corp.                                    400    31,250
SCI Systems, Inc.+                               200     9,950
                                                       -------
                                                        97,150
                                                       -------

Financial Services (1.6%)
Alex Brown & Sons, Inc.                          600    34,050
Bear Stearns Co., Inc.                         2,100    49,613
BHC Financial, Inc.                            2,400    38,400

                                              Number of   Market
                                               Shares     Value
                                              ----------  -------

Donaldson, Lufkin & Jenrette, Inc.             1,900 $  61,038
Merrill Lynch & Co., Inc.                        500    35,125
Morgan Stanley Group, Inc.                       300    15,075
Olympic Financial Ltd.+                          200     3,175
PHH Corp.                                        400    11,900
Salomon, Inc.                                    100     4,513
SunAmerica, Inc.                                 100     3,750
Travelers, Inc.                                1,950   105,787
                                                       -------
                                                       362,426
                                                       -------

Foods and Beverages (0.5%)
Coca-Cola Co.                                    400    20,200
Hershey Foods Corp.                              600    29,025
Riser Foods, Inc. Class A                      1,900    51,063
                                                       -------
                                                       100,288
                                                       -------

Health Services (1.0%)
Allegiance Corp.+                                 60     1,125
Beverly Enterprises+                           5,400    66,825
Health Management Associates, Inc.+            3,000    66,000
Invacare Corp.                                 1,000    28,000
Tenet Healthcare Corp.+                          500    10,438
Universal Health Services, Inc.+               1,600    40,000
                                                       -------
                                                       212,388
                                                       -------

Home Furnishings and Appliances (0.1%)
Congoleum Corp.+                               1,100    15,263
Stanley Furniture Co., Inc.+                     800    14,900
                                                       -------
                                                        30,163
                                                       -------

                                         Aetna Generation Funds Annual Report 31

Portfolio of Investments
October 31, 1996

--------------------------------------------------------------------------------
Aetna Legacy (continued)
--------------------------------------------------------------------------------
                                  Number of  Market
                                   Shares    Value
                                  -------   -------

United States (continued)

Hotels and Restaurants (0.3%)
Griffin Gaming & Entertainment+     1,500 $  31,125
HFS, Inc.+                            100     7,325
Marriott International, Inc.          300    17,063
Promus Hotel Corp.+                   600    19,050
                                            -------
                                             74,563
                                            -------

Insurance (0.4%)
Alleghany Corp.+                        4       820
Allstate Corp.                        200    11,225
AMBAC, Inc.                           400    25,000
Bankers Life Holding Corp.            100     2,463
Compdent Corp.+                       100     3,438
Fremont General Corp.                 600    17,625
Kansas City Life Insurance Co.        300    16,800
Orion Capital Corp.                   300    16,313
                                            -------
                                             93,684
                                            -------

Machinery and Equipment (0.5%)
Case Corp.                            700    32,550
Caterpillar, Inc.                     100     6,863
Cooper Cameron Corp.+                 800    51,100
L.S. Starrett Co. Class A             500    12,250
Parker-Hannifin Corp.                 100     3,788
                                            -------
                                            106,551
                                            -------

Media and Entertainment (1.0%)
Callaway Golf Co.                   1,600    49,000
Coastcast Corp.+                    3,000    54,750
International Family
  Entertainment, Inc.+              3,000    53,625
International Game Technology         100     2,113

                                  Number of  Market
                                   Shares    Value
                                  -------   -------

King World Production, Inc.+          700 $  25,200
Penske Motorsports, Inc.+             600    20,550
Regal Cinemas, Inc.+                  300     7,800
                                            -------
                                            213,038
                                            -------

Medical Supplies (0.3%)
Baxter International, Inc.            300    12,488
Biomet, Inc.                          200     3,225
Guidant Corp.                         900    41,513
Medtronic, Inc.                       100     6,438
OrNda HealthCorp.+                    300     8,175
                                            -------
                                             71,839
                                            -------

Metals and Mining (1.0%)
AK Steel Holding Corp.                300    10,650
Cleveland-Cliffs, Inc.                500    20,500
Reliance Steel & Aluminum Co.       1,800    65,925
RMI Titanium Co.+                   3,000    72,375
Zeigler Coal Holding Co.            3,000    54,375
                                            -------
                                            223,825
                                            -------

Oil and Gas (3.1%)
Amoco Corp.                         1,200    90,899
Atlantic Richfield Co.                700    92,749
Camco International, Inc.             200     7,750
Clayton Williams Energy, Inc.+      1,900    23,750
Exxon Corp.                         2,300   203,837
Fina, Inc. Class A                    200    10,225
Mobil Corp.                           300    35,025
Occidental Petroleum Corp.            200     4,900
Phillips Petroleum Co.                100     4,100

32 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------

--------------------------------------------------------------------------

                                       Number of   Market
                                        Shares     Value
                                       ----------  -------


United States (continued)

Oil and Gas (continued)
Tesoro Petroleum Corp.+                  7,400 $ 109,149
Texaco, Inc.                               700    71,138
Tosco Corp.                                100     5,613
USX-Marathon Group                       1,000    21,875
                                                 -------
                                                 681,010
                                                 -------

Paper and Containers (0.0%)

Mead Corp.                                 100     5,675
                                                 -------

Pharmaceuticals (2.0%)
American Home Products Corp.             1,400    85,749
Becton, Dickinson & Co.                  1,200    52,200
Biogen, Inc.+                              400    29,800
Bristol-Myers Squibb Co.                   400    42,300
Johnson & Johnson                        2,900   142,824
Jones Medical Industries, Inc.             450    19,575
Merck & Co., Inc.                          300    22,238
Pfizer, Inc.                               400    33,100
Schering Plough                            400    25,600
                                                 -------
                                                 453,386
                                                 -------

Printing and Publishing (0.6%)
Gannett Co., Inc.                        1,200    91,049
Lexmark International Group, Inc.+         100     2,363
Tribune Co.                                500    40,875
                                                 -------
                                                 134,287
                                                 -------

Real Estate Investment Trusts (8.3%)
Ambassador Apartments, Inc.                800    16,200
Arden Realty Group, Inc.+                1,000    22,625
Beacon Properties Corp.                  3,500   102,812
CALI Realty Corp.                          600    16,125



                                       Number of   Market
                                        Shares     Value
                                       ----------  -------


Camden Property Trust                      600 $  16,350
CBL & Associates Properties, Inc.        4,200    99,224
Colonial Properties Trust                4,200   111,299
Cousins Properties, Inc.                 2,600    59,475
Crescent Real Estate Equities, Inc.      2,200    91,849
Developers Diversified Realty Corp.      1,200    40,350
Duke Realty Investments, Inc.            3,400   117,299
Equity Inns, Inc.                        3,200    37,200
Equity Residential Properties Trust        300    11,025
Essex Property Trust, Inc.               5,100   131,962
Evans Withycombe Residential, Inc.       4,200    88,724
Excel Realty Trust, Inc.                   200     4,375
First Industrial Realty Trust, Inc.        450    11,644
Highwood Properties, Inc.                  300     8,625
Innkeepers USA Trust                     9,900   116,324
JDN Realty Corp.                         2,800    70,000
Kimco Realty Corp.                       3,450    99,618
MGI Properties, Inc.                     3,900    74,588
Mid-America Apartment Communities, Inc.    600    15,225
Oasis Residential, Inc.                  4,200    89,249
Public Storage, Inc.                     5,300   121,899
Reckson Associates Realty Corp.            800    28,500
Regency Realty Corp.                     1,400    30,450
Security Capital Industrial Trust          541     9,806
Smith (Charles E.) Residential Realty Co.  600    14,625

                                         Aetna Generation Funds Annual Report 33

Portfolio of Investments
October 31, 1996

--------------------------------------------------------------------------------
Aetna Legacy (continued)
--------------------------------------------------------------------------------
                                               Number of   Market
                                                 Shares     Value
                                               ----------  -------

United States (continued)

Real Estate Investment Trusts (continued)
South West Property Trust                          625 $      9,375
Spieker Properties, Inc.                         2,200       67,650
Walden Residential Properties, Inc.              4,700      109,862
                                                         ----------
                                                          1,844,334
                                                         ----------

Retail (2.5%)
American Stores Co.                                100        4,138
Borders Group, Inc.+                               200        6,300
Carson Pirie Scott & Co.+                          100        2,488
Damark International, Inc.+                      3,800       33,725
Dayton Hudson Corp.                              2,400       83,100
Federated Department Stores, Inc.+                 100        3,300
Mercantile Stores Co., Inc.                        500       24,813
NBTY, Inc.+                                      3,800       59,375
Pacific Sunwear of California+                   3,150       70,088
Ross Stores, Inc.                                2,300       95,449
Safeway, Inc.+                                   1,200       51,450
Sears, Roebuck & Co.                             1,600       77,400
TJX Companies, Inc.                                100        4,000
Zale Corp.+                                      1,900       36,813
                                                         ----------
                                                            552,439
                                                         ----------

Specialty Consumer Durables (0.0%)

Harley-Davidson, Inc.                              100        4,513
                                                         ----------

Telecommunications (0.1%)
360 Communications Co.+                            200        4,525
Ascend Communications, Inc.+                       200       13,075

                                               Number of     Market
                                                 Shares       Value
                                               ----------    -------

Cascade Communications Corp.+                      100   $    7,263
Lucent Technologies, Inc.                            1           38
                                                         ----------
                                                             24,901
                                                         ----------

Transportation (1.0%)
Alaska Air Group, Inc.+                            100        2,200
AMR Corp.+                                       1,100       92,399
Atlantic Coast Airlines, Inc.+                   2,400       25,200
Canadian National Railway Co.                      500       13,750
Comair Holdings, Inc.                            1,500       30,188
Greenbrier Companies, Inc.                         200        2,200
Northwest Airlines Corp.+                        1,500       49,688
                                                         ----------
                                                            215,625
                                                         ----------

Utilities - Electric (0.6%)
Bangor Hydro-Electric Co.                        1,500       14,625
Commonwealth Energy System Co.                   2,600       62,400
Entergy Corp.                                      800       22,400
Tucson Electric Power Co.+                         600       11,850
Unicom Corp.                                       800       20,800
                                                         ----------
                                                            132,075
                                                         ----------

Utilities - Oil and Gas (0.3%)
Energen Corp.                                    1,800       45,000
NUI Corp.                                        1,400       27,825
                                                         ----------
                                                             72,825
                                                         ----------

Utilities - Telephone (0.4%)
AT&T Corp.                                         200        6,975
NYNEX Corp.                                      1,900       84,550
                                                         ----------
                                                             91,525
                                                         ----------
                                                         ----------

Total United States                                       7,937,965
                                                         ----------

34 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       Number of   Market
                                        Shares     Value
                                       ----------  -------


Foreign Common Stocks (11.7%)

Australia (0.5%)
Australian Gas Light Co. Ltd.
  (Oil and Gas)                         6,600 $  36,219
North Ltd. (Metals and Mining)         10,258    29,204
Reinsurance Australia Corp.
  Ltd. (Insurance)                     14,000    41,967
                                                -------

Total Australia                                 107,390
                                                -------

Austria (0.1%)
Austria Mikro Systeme International AG
  (Electrical and Electronics)             60     3,821
VA Technologie AG
  (Commercial Services)                   200    27,987
                                                -------

Total Austria                                    31,808
                                                -------

Belgium (0.3%)
Cimenteries CBR Cementbedrijven
  (Building Materials and Construction)   500    39,436
G.I.B. Holdings Ltd. (Retail)             400    16,877
                                                -------

Total Belgium                                    56,313
                                                -------

Brazil (0.1%)

Telecomunicacoes Brasileiras SA
  (Utilities - Telephone)                 400    29,800
                                                -------

Canada (0.5%) BCE, Inc.
  (Utilities - Telephone)                 505    23,186
Dofasco, Inc. (Metals and Mining)         922    16,397

                                       Number of   Market
                                        Shares     Value
                                       ----------  -------


Canada (continued)
Domtar, Inc. (Paper and Containers)     3,000 $  26,173
Intertape Polymer Group, Inc.
  (Paper and Containers)                1,100    25,345
Petro-Canada (Oil and Gas)                800    10,827
Royal Bank of Canada (Banks)              500    16,517
                                                -------

Total Canada                                    118,445
                                                -------

Chile (0.0%)

Empresa Nacional Electricidad SA
  (Utilities - Electric)                  500     9,188
                                                -------

Denmark (0.4%)
Carli Gry International A/S+ (Apparel)    600    27,152
Falck A/S (Commercial Services)           100    27,015
ISS International Service System A/S
  (Diversified)                           600    17,035
Tele Danmark A/S (Utilities - Telephone)  400    20,166
                                                -------

Total Denmark                                    91,368
                                                -------

France (0.7%)
Credit Local de France
  (Financial Services)                    300    25,829
Elf Aquitaine SA (Oil and Gas)            300    24,008
Eridania Beghin-Say SA
  (Foods and Beverages)                   100    15,935
Pathe SA+ (Media and Entertainment)       150    40,494
PSA Peugeot (Autos
  and Auto Equipment)                     100    10,434

                                         Aetna Generation Funds Annual Report 35

Portfolio of Investments
October 31, 1996

--------------------------------------------------------------------------------
Aetna Legacy (continued)
--------------------------------------------------------------------------------
                                        Number of   Market
                                         Shares     Value
                                        ----------  -------


France (continued)
Union des Assurances Federales
  (Insurance)                                300 $  33,769
Usinor Sacilor (Metals and
  Mining)                                  1,100    16,334
                                                   -------

Total France                                       166,803
                                                   -------

Germany (0.7%)
BASF AG (Chemicals)                        1,200    38,382
Commerzbank AG (Banks)                     1,500    33,654
Deutsche Pfandbrief &
  Hypothekenbank AG (Banks)                  600    24,584
Leifheit AG (Home Furnishings and
  Appliances)                                500    20,585
Schering AG (Pharmaceuticals)                200    16,072
VEBA AG (Utilities - Electric)               600    32,050
                                                   -------

Total Germany                                      165,327
                                                   -------

Hong Kong (0.3%)
HSBC Holdings Plc (Banks)                  1,336    27,213
New World Development Co. Ltd.
  (Real Estate Investment Trusts)          3,026    17,611
Regal Hotels International
  (Hotels and Restaurants)                76,000    20,886
                                                   -------

Total Hong Kong                                     65,710
                                                   -------
Ireland (0.2%)
Golden Vale Plc (Foods and
  Beverages)                              18,000    19,047
Waterford Wedgewood Plc Home
  Furnishings and Appliances)             15,000    18,436
                                                   -------

Total Ireland                                       37,483
                                                   -------

                                        Number of   Market
                                         Shares     Value
                                        ----------  -------
Italy (0.7%)
Gemina S.p.A.+ (Financial Services)       90,000 $  40,241
Istituto Mobiliare Italiano S.p.A.
  (Financial Services)                     2,800    22,168
Parmalat Finanziaria S.p.A.
  (Foods and Beverages)                   13,200    18,934
Pirelli S.p.A. (Autos and Auto
  Equipment)                              15,000    26,610
Stet Scocieta' Finaziaria
  Telefonica S.p.A. (Telecommunications)   6,000    15,986
Telecom Italia S.p.A. (Utilities -
  Telephone)                              12,000    26,748
                                                   -------

Total Italy                                        150,687
                                                   -------

Japan (2.8%)
AJL PEPS Trust (Consumer Products)         1,000    18,625
Canon, Inc. (Computers and
  Office Equipment)                        2,000    38,333
Daibiru Corp. (Real Estate
  Investment Trusts)                       2,000    22,683
Daiichi Pharmaceutical (Pharmaceuticals)   2,000    28,838
Furukawa Electric Co. (Electrical
  Equipment)                               5,000    26,552
Hitachi Koki (Electrical Equipment)        3,000    25,189
Hitachi Ltd. (Electrical and
  Electronics)                             3,000    26,640
Honda Motor Co. Ltd. (Autos and
  Auto Equipment)                          1,000    23,914

36 See Notes to Portfolio of Investments.

---------------------------------------------------------------------------

---------------------------------------------------------------------------

                                         Number of   Market
                                          Shares     Value
                                         ----------  -------


Japan (continued)
Komatsu Ltd. (Machinery and Equipment)   3,000 $  24,582
Konica Corp. (Chemicals)                 4,000    26,763
Matsushita Electric Industrial Co.
  Ltd. (Electrical and Electronics)      2,000    32,003
Mitsubishi Heavy Industries Ltd.
  (Aerospace and Defense)                3,000    23,079
Mizuno Corp. (Consumer Products)         2,000    15,491
Nintendo Co. Ltd.
  (Electrical and Electronics)           1,000    64,006
Nippon Densetsu Kogyo (Building
  Materials and Construction)            2,000    21,980
Nippon Telegraph & Telephone
  (Utilities - Telephone)                    5    34,948
Rohm Co. (Electrical and
  Electronics)                           1,000    59,346
Shin-Etsu Chemical Co. (Chemicals)       1,050    18,002
Shinmaywa Industries Ltd.
  (Autos and Auto Equipment)             2,000    17,320
Takara Standard (Building
  Materials and Construction)            2,000    18,639
Tsukishima Kikai
  (Machinery and Equipment)              1,200    23,422
West Japan Railway+ (Transportation)        10    32,706
                                                 -------

Total Japan                                      623,061
                                                 -------

                                         Number of   Market
                                          Shares     Value
                                         ----------  -------



Malaysia (0.2%)
Lion Land Bhd (Financial Services)      24,000 $  24,032
Oriental Holdings Bhd (Diversified)      2,800    19,061
                                                 -------

Total Malaysia                                    43,093
                                                 -------

Mexico (0.2%) ALFA, SA de C.V.
  (Diversified)                          5,186    21,297
Panamerican Beverages, Inc.
  (Foods and Beverages)                    700    30,538
                                                 -------

Total Mexico                                      51,835
                                                 -------

Netherlands (0.4%)
Fortis Amev N.V. (Financial Services)      891    26,637
ING Groep N.V. (Banks)                     514    16,033
Philips Electronics N.V.
  (Electrical and Electronics)             500    17,631
Vendex International N.V.+ (Retail)        615    24,841
                                                 -------

Total Netherlands                                 85,142
                                                 -------

Norway (0.2%)
Den norske Bank ASA (Banks)              6,000    19,952
Schibsted ASA (Printing and
  Publishing)                            2,200    33,646
                                                 -------

Total Norway                                      53,598
                                                 -------

Singapore (0.3%)
Clipsal Industries Ltd. (Electrical
  Equipment)                             7,000    22,400
Singapore Airlines Ltd. (Transportation) 2,000    17,601

                                         Aetna Generation Funds Annual Report 37

Portfolio of Investments
October 31, 1996

--------------------------------------------------------------------------------
Aetna Legacy (continued)
--------------------------------------------------------------------------------
                                         Number of   Market
                                          Shares     Value
                                         ----------  -------

Singapore (continued)
Wing Tai Holdings Ltd.+ (Diversified)        8,000 $     19,645
                                                     ----------

Total Singapore                                          59,646
                                                     ----------

South Korea (0.1%)

Korea Electric Power Corp.
  (Utilities - Electric)                       900       16,200
                                                     ----------

Spain (0.3%)
Cubiertas y Mzov SA (Building
  Materials and Construction)                  300       21,463
Repsol SA (Oil and Gas)                      1,200       39,208
                                                     ----------

Total Spain                                              60,671
                                                     ----------

Sweden (0.5%)
Enator AB+ (Commercial Services)             1,000       22,241
Skandinaviska Enskilda Banken (Banks)        2,000       16,757
Sparbanken Sverige AB (Banks)                2,100       33,270
Volvo AB (Autos and Auto Equipment)          1,600       33,270
                                                     ----------

Total Sweden                                            105,538
                                                     ----------

Switzerland (0.2%)
Baloise Holding Ltd. (Insurance)                10       20,974
Electrowatt AG (Utilities - Electric)           60       22,880
                                                     ----------

Total Switzerland                                        43,854
                                                     ----------

United Kingdom (2.0%)
Allied Domecq Plc (Foods and Beverages)      2,242       17,342
Bank of Scotland (Banks)                     6,750       31,107

                                         Number of   Market
                                          Shares     Value
                                         ----------  -------
United Kingdom (continued)
Burton Group Plc (Retail)                   14,100 $     34,268
Commercial Union Plc (Insurance)             5,000       52,801
Cowie Group Plc (Autos and Auto
  Equipment)                                 6,000       35,076
Granada Group Plc (Diversified)              2,010       28,950
Hillsdown Holdings Plc (Foods and Beverages) 7,056       20,165
Inchcape Plc (Retail)                        3,464       16,330
Ladbroke Group Plc (Media
  and Entertainment)                        16,152       52,472
Medeva Plc (Pharmaceuticals)                 7,047       30,467
Mirror Group Plc (Printing and Publishing)   3,200       12,115
National Power Plc (Utilities - Electric)    1,150       31,194
Shell Transport & Trading Co. (Oil and Gas)  3,200       52,500
Whitbread Plc (Foods and Beverages)          2,800       32,874
                                                     ----------

Total United Kingdom                                    447,661
                                                     ----------

Total Foreign Common Stocks                           2,620,621
                                                     ----------

Total Common Stocks
  (cost $9,030,697)                                  10,558,586
                                                     ----------

Preferred Stocks (0.9%)

United States (0.5%)

BankAmerica Corp. (Banks)                    1,300      118,949
                                                     ----------

Total United States                                     118,949
                                                     ----------

38 See Notes to Portfolio of Investments.

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                              Number of   Market
                                                Shares     Value
                                              ----------  -------
Foreign Preferred Stocks (0.4%)

Austria (0.1%)

Creditanstalt-Bankverein (Banks)                 500 $      23,479
                                                       -----------

Finland (0.2%)

Oy Nokia Ab (Telecommunications)                 800        36,967
                                                       -----------

Germany (0.1%)

Gerry Weber International AG (Apparel)           630        23,731
                                                       -----------

Total Foreign Preferred Stocks                              84,177
                                                       -----------

Total Preferred Stocks
(cost $177,851)                                            203,126
                                                       -----------

                                         Principal        Market
                                           Amount         Value
                                         -----------   -----------

U.S. Government Obligations (5.9%)
U.S. Treasury Note, 6.50%, 05/15/05      $ 1,300,000   $ 1,314,627
                                                       -----------

Total U.S. Government Obligations
  (cost $1,356,227)                                      1,314,627
                                                       -----------

Short-Term Investments (45.1%)
Alamo Funding L.P.++, Comm.
  Paper, 5.27%, 11/13/96                     800,000       798,595
American Express Credit Corp.,
  Comm. Paper, 5.23%, 11/08/96               800,000       799,186
Citicorp, Comm. Paper, 5.23%, 11/14/96       800,000       798,489
Cooperative Association of
  Tractor Dealers Inc., Comm.
  Paper, 5.65%, 11/01/96                     800,000       799,299

                                         Principal        Market
                                           Amount         Value
                                         -----------   -----------

Corporate Asset Funding Co.,
  Inc. ++, Comm. Paper, 5.37%, 11/04/96    $ 900,000   $   899,597
Dakota Certificates - Standard
  Credit Card Master Trust 1++, Asset-
  Backed Securities, 5.25%, 11/15/96         800,000       798,367
General Signal Corp.++, Comm.
  Paper, 5.27%, 11/12/96                     800,000       798,712
Hertz Corp., Comm. Paper, 5.24%, 11/01/96    800,000       800,000
IBM Credit Corp., Comm. Paper, 5.22%,
  11/04/96                                   800,000       799,652
Potomac Electric Power, Comm. Paper, 5.24%,
  11/05/96                                   875,000       874,491
SallieMae, Disc. Note, 5.53%, 11/01/96       550,000       550,000
U.S. Treasury Bill+++, Time
  Deposit, 4.91%, 11/14/96                   550,000       548,972
Unocal Corp.++, Comm. Paper,
  5.38%, 11/06/96                            800,000       799,402
                                                       -----------

Total Short-Term Investments
  (cost $10,064,807)                                    10,064,762
                                                       -----------
TOTAL INVESTMENTS
  (cost $20,629,582)(a)                                 22,141,101

Other assets less
  liabilities                                              184,705
                                                       -----------

Total Net Assets                                       $22,325,806

                                         Aetna Generation Funds Annual Report 39

Portfolio of Investments
October 31, 1996

--------------------------------------------------------------------------------
Aetna Legacy (continued)
--------------------------------------------------------------------------------

Notes to Portfolio of Investments


(a) The cost of investments for federal income tax purposes amount to $20,641,038. Unrealized gains and losses, based on identified tax cost at October 31, 1996, are as follows:

Unrealized gains ............ $1,752,394
Unrealized losses ...........   (252,331)
                              -----------
Net unrealized gain .........  $1,500,063
                               ===========

+Non-income producing security.

++Securities that may be resold to "qualified institutional buyers" under Rule
  144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.

+++Security pledged to cover initial margin requirements on open futures contracts at October 31, 1996.

Category percentages are based on net assets.


Information concerning open futures contracts at October 31, 1996 is shown below:

                                          No. of    Initital   Expiration Unrealized
                                          Contracts  Value       Date     Gain/(Loss)
                                          -------- ----------- ---------- ----------
Long Contracts

10 Year Canadian Government Bonds            2     $  158,593    Dec 96    $12,318
  Future

German Government Bond Future                1        162,776    Dec 96      5,584

Long Gilt Future                             3        250,031    Dec 96      7,328

FT-SE 100 Index Future                       1        159,195    Dec 96     (2,809)

Topix Index Future                           1        141,006    Dec 96     (1,758)

Dutch Government Bonds Future                1        155,820    Dec 96      4,983

10 Year Swiss Government Bonds Future        2        186,914    Dec 96      3,210

2 Year US Treasury Note Future              16      3,289,625    Dec 96     28,875

10 Year US Treasury Note Future             25      2,685,156    Dec 96     55,469

Short Contracts

Russell 2000 Index Future                    1       (172,625)   Dec 96      1,650

S & P 500 Index Future                       5     (1,721,044)   Dec 96    (53,081)

S & P Mid-Cap 400 Index Future               7       (846,025)   Dec 96     (8,150)
                                                   -----------             --------

                                                   $ 4,449,422              $53,619
                                                   ===========             ========

40 See Notes to Financial Statements.

                         This page intentionally left blank.









                                         Aetna Generation Funds Annual Report 41

Statements of Assets and Liabilities
October 31, 1996


--------------------------------------------------------------------------------
             Aetna                    Aetna              Aetna             Aetna
        Generation Funds              Ascent           Crossroads         Legacy
--------------------------------------------------------------------------------
Assets:
Investments, at market value ..   $25,646,088       $22,923,358      $22,141,101
Cash ..........................         3,627             3,631            2,271
Cash denominated in foreign
  currencies ..................       215,137           170,031           97,690
Receivable for:
  Investments sold ............       310,732           120,763          152,794
  Dividends and interest ......        45,963            55,419           56,498
  Fund shares sold ............        13,835             3,502              915
  Recoverable taxes ...........         1,751             1,341              954
Prepaid insurance .............           332               337              394
Gross unrealized gain on
  forward foreign currency             21,723            16,388           11,550
  contracts ...................    -----------       -----------      -----------
      Total assets ............    26,259,188        23,294,770       22,464,167
Liabilities:
Payable for:
  Investments purchased .......       338,935           209,388           73,825
  Fund shares redeemed ........        54,189            51,000               --
  Variation margin ............        59,871            39,511           18,091
Other liabilities .............        52,981            44,892           45,420
Gross unrealized loss on
  forward foreign currency              1,491             2,950            1,025
  contracts ...................    -----------       -----------      -----------
      Total liabilities .......       507,467           347,741          138,361
                                   -----------       -----------      -----------
NET ASSETS ....................    $25,751,721      $22,947,029      $22,325,806
                                   ===========       ===========      ===========
Net assets represented by:
Paid-in capital ...............   $20,044,458       $18,222,481      $18,571,312
Unrealized gain on investments      3,210,428         2,320,889        1,575,847
Undistributed net investment          438,100           481,685          517,144
  income ......................
Accumulated net realized gain
  on investments ..............     2,058,735         1,921,974        1,661,503
                                   ===========       ===========      ===========
NET ASSETS ....................   $25,751,721       $22,947,029      $22,325,806
                                   ===========       ===========      ===========
Capital Shares, $.001 par value:
  Outstanding .................     2,048,670         1,886,595        1,917,572
  Net Asset Value per share
    (net assets divided by shares
    outstanding)...............    $     12.57      $     12.16      $     11.64

Cost of Investments ...........    $22,430,797      $20,621,413      $20,629,582
Cost of cash denominated in
  foreign currencies ..........    $   215,137      $   169,700      $    97,553

42 See Notes to Financial Statements.

Statements of Operations
Year ended October 31, 1996

--------------------------------------------------------------------------------
             Aetna                    Aetna              Aetna             Aetna
        Generation Funds              Ascent           Crossroads         Legacy
--------------------------------------------------------------------------------
Investment Income:
Dividends ................        $  712,082        $  550,328       $  386,301
Interest .................            95,726           327,472          544,345
                                  ----------        ----------       ----------
                                     807,808           877,800          930,646
Foreign taxes withheld ...           (14,017)          (10,325)          (6,409)
                                  ----------        ----------       ----------
  Total investment income            793,791           867,475          924,237
                                  ----------        ----------       ----------

Expenses:
Investment advisory fees .           185,916           177,185          169,807
Administrative service fees           58,099            55,370           53,065
Custody fees .............            61,135            58,855           52,501
Transfer agent fees ......             5,595             4,457            4,373
Directors' fees ..........             4,200             4,094            4,112
Audit fees ...............            21,341            21,341           21,341
Printing and postage .....            20,251            18,464           17,645
State and federal fees ...            43,054            42,758           42,936
Miscellaneous expenses ...             1,749             1,734            1,602
                                  ----------        ----------       ----------
  Total investment expenses          401,340           384,258          367,382
                                  ----------        ----------       ----------
Net investment income ....           392,451           483,217          556,855
                                  ----------        ----------       ----------

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
  Sale of investments ....         1,919,595         1,780,222        1,505,286
  Futures and forward foreign
    currency exchange transactions   257,092           241,242          242,416
  Foreign currency transactions          (63)           (4,300)          (5,571)
                                  ----------        ----------       ----------
    Net realized gain on
      investments ........         2,176,624         2,017,164        1,742,131
                                  ----------        ----------       ----------
Net change in unrealized gain or
  loss on:
    Investments ..........         1,746,180           984,176          422,144
    Futures and forward foreign
      currency exchange contracts     52,481            62,122           78,941
    Foreign currency transactions     (1,869)              222           (1,158)
                                  ----------        ----------       ----------
    Net change in unrealized gain
      or loss on investments       1,795,792         1,046,520          499,927
                                  ----------        ----------       ----------
Net realized and change in
  unrealized gain ........         3,973,416         3,063,684        2,242,058
                                  ----------        ----------       ----------

Increase in net assets resulting
  from operations ........        $4,365,867        $3,546,901       $2,798,913
                                  ==========        ==========       ==========

See Notes to Financial Statements.      Aetna Generation Funds Annual Report 43

Statements of Changes in Net Assets
------------------------------------------------------------------------------
Aetna Generation Funds                                      Aetna Ascent
------------------------------------------------------------------------------
                                                                   Period from
                                                                January 4, 1995
                                                  Year ended           to
                                               October 31, 1996 October 31, 1995
                                                 ---------------   ----------
Net investment income ..........................   $  392,451     $  551,450
Net realized gain on investments ...............    2,176,624      1,776,711
Net change in unrealized gain or loss on
  investments ..................................    1,796,792      1,413,636
                                                   -----------    -----------
Increase in net assets resulting from operations    4,365,867      3,741,797
                                                   -----------    -----------

Distributions to Shareholders:
From net investment income .....................     (677,906)            --
From net realized gain on investments ..........   (1,734,904)            --
                                                   -----------    -----------
Decrease in net assets from distributions to
  shareholders .................................   (2,412,810)            --
                                                   -----------    -----------

From Fund Share Transactions:
Proceeds from shares sold ......................    5,899,488     25,819,671
Reinvestment of distributions ..................    2,412,810             --
Cost of shares redeemed ........................   (4,946,576)    (9,128,526)
                                                   -----------    -----------
Increase in net assets from fund share
  transactions .................................    3,365,722     16,691,145
                                                   -----------    -----------
Change in net assets ...........................    5,318,779     20,432,942
                                                   -----------    -----------
Net assets:
Beginning of period ............................    20,432,942             --
                                                   ===========    ===========
End of period ..................................   $25,751,721    $20,432,942
                                                   ===========    ===========
End of period net assets includes undistributed
  net investment income ........................   $   438,100    $   551,450
                                                   ===========    ===========
44 See Notes to Financial Statements.

--------------------------------------------------------------------------------
              Aetna Generation Funds                        Aetna Crossroads
--------------------------------------------------------------------------------
                                                                   Period from
                                                                January 4, 1995
                                                  Year ended           to
                                               October 31, 1996 October 31, 1995
                                                 ---------------   ----------
Net investment income ...........................    $  483,217      $  638,286
Net realized gain on investments ................     2,017,164       1,502,248
Net change in unrealized gain or loss on
  investments ...................................     1,046,520       1,274,369
                                                     -----------     -----------
Increase in net assets resulting from operations      3,546,901       3,414,903
                                                     -----------     -----------

Distributions to Shareholders:
From net investment income ......................      (778,690)             --
From net realized gain on investments ...........    (1,467,875)             --
                                                     -----------     -----------
Decrease in net assets from distributions to
  shareholders ..................................    (2,246,565)             --
                                                     -----------     -----------

From Fund Share Transactions:
Proceeds from shares sold .......................     7,177,613      26,042,671
Reinvestment of distributions ...................     2,246,565              --
Cost of shares redeemed .........................    (8,147,413)     (9,087,646)
                                                     -----------     -----------
Increase in net assets from fund share
  transactions ..................................     1,276,765      16,955,025
                                                     -----------     -----------
Change in net assets ............................     2,577,101      20,369,928
                                                     -----------     -----------
Net assets:
Beginning of period .............................    20,369,928              --
                                                     ===========     ===========
End of period ...................................    $22,947,029     $20,369,928
                                                     ===========     ===========
End of period net assets includes undistributed
  net investment income .........................    $  481,685      $  638,286
                                                     ===========     ===========

See Notes to Financial Statements.      Aetna Generation Funds Annual Report 45

Statements of Changes in Net Assets


--------------------------------------------------------------------------------
              Aetna Generation Funds                          Aetna Legacy
--------------------------------------------------------------------------------
                                                                   Period from
                                                                January 4, 1995
                                                  Year ended           to
                                               October 31, 1996 October 31, 1995
                                                 ---------------   ----------
Net investment income ............................    $  556,855    $  729,717
Net realized gain on investments .................     1,742,131     1,338,973
Net change in unrealized gain or loss on
  investments ....................................       499,927     1,075,920
                                                      -----------   -----------
Increase in net assets resulting from operations .     2,798,913     3,144,610
                                                      -----------   -----------

Distributions to Shareholders:
From net investment income .......................      (871,124)           --
From net realized gain on investments ............    (1,324,109)           --
                                                      -----------   -----------
Decrease in net assets from distributions to
  shareholders ...................................    (2,195,233)           --
                                                      -----------   -----------

From Fund Share Transactions:
Proceeds from shares sold ........................     4,634,832    26,237,824
Reinvestment of distributions ....................     2,195,233            --
Cost of shares redeemed ..........................    (4,758,475)   (9,731,898)
                                                      -----------   -----------
Increase in net assets from fund share
  transactions ...................................     2,071,590    16,505,926
                                                      -----------   -----------
Change in net assets .............................     2,675,270    19,650,536
                                                      -----------   -----------
Net assets:
Beginning of period ..............................    19,650,536            --
                                                      ===========   ===========
End of period ....................................    $22,325,806   $19,650,536
                                                      ===========   ===========
End of period net assets includes undistributed
  net investment income ..........................    $  517,144    $  729,717
                                                      ===========   ===========

46 See Notes to Financial Statements.

Notes to Financial Statements
October 31, 1996

1. Summary of Significant Accounting Policies

Aetna Series Fund, Inc. (Company) is registered under the Investment Company Act of 1940 as an open-end management investment company. It was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds each of which has its own investment objectives, policies and restrictions.

On January 4, 1995, Aetna Ascent, Aetna Crossroads, and Aetna Legacy (Funds) became available for sale. Aetna Ascent seeks to provide capital appreciation. Aetna Crossroads seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). Aetna Legacy seeks to provide total return consistent with preservation of capital. Shares of each Fund are available to all investors including employers and employees who utilize the Funds as investment options under retirement plans. The Funds are authorized to offer two classes of shares, the Select Class and the Adviser Class. At October 31, 1996, these Funds only offered the Select Class. The Select Class is offered principally to institutions and is not subject to sales charges or service fees.

Aetna Life Insurance and Annuity Company (ALIAC) serves as the Investment Adviser and principal underwriter to each Fund. Aeltus Investment Management, Inc. (Aeltus) is employed as a subadvisor to the Funds.

The accompanying financial statements of the Funds have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Funds.

A. Valuation of Investments

Investments are stated at market values based upon closing sales prices as reported on national securities exchanges or, for over-the-counter securities, at the mean of the bid and asked prices. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in less than sixty days are valued at amortized cost which when combined with accrued interest approximates market value. Securities for which market quotations are not considered to be readily available are valued in good faith using methods approved by the Board of Directors.

The accounting records of the Funds are maintained in U.S. dollars.
Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

                                         Aetna Generation Funds Annual Report 47

B. Futures and Forward Foreign Currency Exchange Contracts

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument including an index of stocks at a set price on a future date. The Funds may enter into futures contracts to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases and sales of portfolio securities.

Upon entering into a futures contract, the Funds are required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Funds equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Funds as unrealized gains or losses. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts are closed prior to expiration.

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Funds may use forward foreign currency exchange contracts to hedge certain foreign currency assets. Contracts are recorded at market value and marked-to-market daily.

The risks associated with futures and foreign currency exchange contracts may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the price of the contracts. Risks may also arise from an illiquid secondary market, or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on futures and foreign currency exchange contracts are reflected in the accompanying financial statements. For federal income tax purposes, any futures contracts and forward foreign currency exchange contracts which remain open at year end are marked-to-market and the resultant net gain or loss is included in federal taxable income.

C. Illiquid and Restricted Securities

Illiquid securities are
securities that are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the Federal Securities Act of 1933. Each Fund may invest up to 15% of its total assets in illiquid securities. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board of Directors. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

D. Federal Income Taxes

As a qualified regulated investment company, each Fund is relieved of federal income and excise taxes by distributing its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code.

E. Distributions

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and losses deferred due to wash sales.

F. Other

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

2. Investment Advisory, Management, Shareholder Service and Distribution Fees

Each Fund pays the Investment Adviser a monthly fee at an annual rate of 0.80% of its average daily net assets. As each Fund's net assets exceed predetermined thresholds, lower advisory fees are applied.

The Company has entered into an administrative services agreement under which ALIAC acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers for each Fund. Each Fund pays ALIAC a monthly fee at an annual rate of 0.25% of its average daily net assets. As each Fund's net assets exceed predetermined thresholds, lower advisory fees apply.

On July 26, 1996, the shareholders of each Fund voted to approve a subadvisory agreement (the Subadvisory Agreement) among the Funds, ALIAC and ALIAC's affiliate, Aeltus, which became effective August 1, 1996. Under the terms of the Subadvisory Agreement, Aeltus supervises the investment and reinvestment of cash and securities and provides certain related administrative services for each Fund in exchange for fees, payable by ALIAC, of up to .50% of each Funds' average daily net assets.


                                         Aetna Generation Funds Annual Report 49

3. Purchases and Sales of Investment Securities

Purchases and sales of investment securities, excluding short-term investments, for the year ended October 31, 1996 were:

                              Cost of          Proceeds
                             Purchases         from Sales
                           --------------    --------------
Aetna Ascent                 $24,561,363       $22,497,816
Aetna Crossroads              18,364,488        19,342,558
Aetna Legacy                  11,736,233        15,171,183

4. Forward Foreign Currency Exchange Contracts

At October 31, 1996, Aetna Ascent, Aetna Crossroads, and Aetna Legacy had the following open forward foreign currency exchange contracts that obligate the Funds to deliver currencies at specified future dates. The net unrealized gains of $20,232, $13,438, and $10,525, respectively, on these contracts are included in the accompanying financial statements. The terms of the open contracts are as follows:

Aetna Ascent:

  Exchange    Currency to        U.S. $ Value  Currency to   U.S. $ Value  Unrealized
    Date     be Delivered     October 31, 1996 be Received October 31, 1996  Gain (Loss)
Contracts to Sell
2/10/97         71,000            $  57,004       59,664      $  59,664     $  2,660
              Swiss Franc                      U.S. Dollar
-------------------------------------------------------------------------------------
3/3/97          447,000             297,759      299,393        299,393        1,634
          German Deutschemark                  U.S. Dollar
-------------------------------------------------------------------------------------
2/13/97        1,076,300            211,951      212,789        212,789          838
             French Franc                      U.S. Dollar
-------------------------------------------------------------------------------------
1/24/97       51,900,000            461,866      465,638        465,638        3,772
             Japanese Yen                      U.S. Dollar
-------------------------------------------------------------------------------------
3/13/97       30,500,000            273,232      281,295        281,295        8,063
             Japanese Yen                      U.S. Dollar
-------------------------------------------------------------------------------------
3/17/97       24,710,000            221,485      226,241        226,241        4,756
             Japanese Yen                      U.S. Dollar
-------------------------------------------------------------------------------------
4/18/97         160,000              95,424       93,933         93,933       (1,491)
             Dutch Guilder                     U.S. Dollar
-------------------------------------------------------------------------------------
                                                                             $20,232
                                                                           ==========
Aetna Crossroads:

Contracts to Buy
3/13/97         173,292            $173,292     19,150,000     $171,554      $(1,738)
              U.S. Dollar                      Japanese Yen
-------------------------------------------------------------------------------------

50

4. Forward Foreign Currency Exchange Contracts (continued)

Aetna Crossroads: (continued)

  Exchange    Currency to        U.S. $ Value  Currency to   U.S. $ Value  Unrealized
    Date     be Delivered     October 31, 1996 be Received October 31, 1996  Gain (Loss)
Contracts to Sell
2/10/97          48,000          $  38,538       40,336        $  40,336    $  1,798
               Swiss Franc                     U.S. Dollar
-------------------------------------------------------------------------------------
3/3/97           360,000           239,807       240,939         240,939       1,132
           German Deutschemark                 U.S. Dollar
-------------------------------------------------------------------------------------
2/13/97          812,600           160,022       160,409         160,409         387
              French Franc                     U.S. Dollar
-------------------------------------------------------------------------------------
1/24/97        47,140,000          419,506       422,932         422,932       3,426
              Japanese Yen                     U.S. Dollar
-------------------------------------------------------------------------------------
3/13/97        26,920,000          241,161       247,636         247,636       6,475
              Japanese Yen                     U.S. Dollar
-------------------------------------------------------------------------------------
3/17/97        16,470,000          147,627       150,797         150,797       3,170
              Japanese Yen                     U.S. Dollar
-------------------------------------------------------------------------------------
4/18/97          130,000            77,532       76,320           76,320      (1,212)
              Dutch Guilder                    U.S. Dollar
-------------------------------------------------------------------------------------
                                                                             $13,438
                                                                           ==========
Aetna Legacy:
Contracts to Sell
2/10/97          39,000          $  31,312       32,773        $  32,773    $  1,461
               Swiss Franc                     U.S. Dollar
-------------------------------------------------------------------------------------
3/3/97           208,000           138,555       139,916         139,916       1,361
           German Deutschemark                 U.S. Dollar
-------------------------------------------------------------------------------------
2/13/97          557,600           109,805       110,000         110,000         195
              French Franc                     U.S. Dollar
-------------------------------------------------------------------------------------
1/24/97        27,380,000          243,659       245,649         245,649       1,990
              Japanese Yen                     U.S. Dollar
-------------------------------------------------------------------------------------
3/13/97        12,150,000          108,845       112,657         112,657       3,812
              Japanese Yen                     U.S. Dollar
-------------------------------------------------------------------------------------
3/17/97        14,190,000          127,190       129,921         129,921       2,731
              Japanese Yen                     U.S. Dollar
-------------------------------------------------------------------------------------
4/18/97          110,000            65,604       64,579           64,579      (1,025)
              Dutch Guilder                    U.S. Dollar
-------------------------------------------------------------------------------------
                                                                             $10,525
                                                                           ==========

5. Federal Tax Status of Dividends Declared During the Fiscal Year

All of the income dividends paid by each Fund were ordinary income for federal income tax purposes. The percentage of dividends that were qualifying dividends for the corporate dividends received deduction were:

                          Aetna Ascent       40%
                          Aetna Crossroads   32%
                          Aetna Legacy       22%

                                         Aetna Generation Funds Annual Report 51

6. Authorized Capital Shares and Capital Shares Transactions

Each Fund is authorized to issue 100 million shares. Share transactions for each Fund were as follows:

                                                   Aetna Ascent
                                         Year ended          January 4 to
                                      October 31, 1996     October 31, 1995
Shares sold                                 491,477            2,573,924
Shares issued upon reinvestment             219,147                   --
Shares redeemed                            (412,682)            (823,196)
                                         -----------          -----------
Net increase                                297,942            1,750,728
                                         ===========          ===========

                                                    Aetna Crossroads
                                         Year ended          January 4 to
                                      October 31, 1996     October 31, 1995
Shares sold                                 616,536            2,593,512
Shares issued upon reinvestment             207,057                   --
Shares redeemed                            (703,606)            (826,904)
                                         -----------          -----------
Net increase                                119,987            1,766,608
                                         ===========          ===========

                                                   Aetna Legacy
                                         Year ended          January 4 to
                                      October 31, 1996     October 31, 1995
Shares sold                                 414,022            2,612,101
Shares issued upon reinvestment             206,513                   --
Shares redeemed                            (425,820)            (889,244)
                                         -----------          -----------
Net increase                                194,715            1,722,857
                                         ===========          ===========

As of October 31, 1996, ALIAC owned 1,540,407 shares of Aetna Ascent, 1,323,385 shares of Aetna Crossroads and 1,525,699 shares of Aetna Legacy.

7. Certain Reclassifications

In accordance with Statement of Position 93-2, Aetna Ascent, Aetna Crossroads and Aetna Legacy have reclassified $12,409, $9,309 and $6,204, respectively, from paid in capital to accumulated undistributed net investment income and $159,696, $129,563 and $95,492, respectively, from accumulated net realized gain
(loss) on investments to accumulated undistributed net investment income. These reclassifications have no impact on the net asset value of the Funds and are designed to present the Fund's capital accounts on a tax basis.

Financial Highlights


Selected data for a fund share outstanding throughout each period:


--------------------------------------------------------------------------------
                 Aetna Generation Funds                         Aetna Ascent
--------------------------------------------------------------------------------
                                                          Year ended      Period from
                                                            October      January 4, 1995
                                                           31, 1996     to October 31, 1995
                                                          ------------  ------------
Net asset value, beginning of period ...................     $11.67       $10.00
                                                             -------      --------
  Income from investment operations:
  Net investment income ................................       0.21         0.25
  Net realized and change in unrealized gain or loss ..        2.04         1.42
                                                             -------      --------
    Total ..............................................       2.25         1.67
  Less distributions:
  From net investment income ...........................      (0.38)          --
  From net realized gain ...............................      (0.97)          --
                                                             =======      ========
Net asset value, end of period .........................     $12.57       $11.67
                                                             =======      ========

Total return ...........................................      20.94%       16.70%
Net assets, end of period (000's) ......................    $25,752      $20,433
Ratio of total investment expenses to average net              1.73%        1.38%
  assets* ..............................................
Ratio of net investment income to average net assets* ..       1.69%        2.80%
Portfolio turnover rate ................................     104.84%      164.09%
Average commission rate paid per share .................    $0.0349          --

*Annualized for periods of less than one year.

Per share data calculated using average number of shares outstanding throughout the period.

                                         Aetna Generation Funds Annual Report 53

Financial Highlights


Selected data for a fund share outstanding throughout each period:


--------------------------------------------------------------------------------
                 Aetna Generation Funds                         Aetna Crossroads
--------------------------------------------------------------------------------
                                                          Year ended      Period from
                                                            October      January 4, 1995
                                                           31, 1996     to October 31, 1995
                                                          ------------  ------------
Net asset value, beginning of period ...................     $11.53       $10.00
                                                             -------      --------
  Income from investment operations:
  Net investment income ................................       0.25         0.29
  Net realized and change in unrealized gain or loss ..        1.64         1.24
                                                             -------      --------
    Total ..............................................       1.89         1.53
  Less distributions:
  From net investment income ...........................      (0.44)          --
  From net realized gain ...............................      (0.82)          --
                                                             =======      ========
Net asset value, end of period .........................     $12.16       $11.53
                                                             =======      ========

Total return ...........................................      17.66%       15.30%
Net assets, end of period (000's) ......................    $22,947      $20,370
Ratio of total investment expenses to average net              1.74%        1.40%
  assets* ..............................................
Ratio of net investment income to average net assets* ..       2.18%        3.26%
Portfolio turnover rate ................................     107.40%      166.93%
Average commission rate paid per share .................    $0.0350          --

*Annualized for periods of less than one year.

Per share data calculated using average number of shares outstanding throughout the period.

Financial Highlights

Selected data for a fund share outstanding throughout each period:

--------------------------------------------------------------------------------
                 Aetna Generation Funds                           Aetna Legacy
--------------------------------------------------------------------------------
                                                          Year ended      Period from
                                                            October      January 4, 1995
                                                           31, 1996     to October 31, 1995
                                                          ------------  ------------
Net asset value, beginning of period ...................     $11.41       $10.00
                                                             -------      --------
  Income from investment operations:
  Net investment income ................................       0.29         0.33
  Net realized and change in unrealized gain or loss ...       1.20         1.08
                                                             -------      --------
    Total ..............................................       1.49         1.41
  Less distributions:
  From net investment income ...........................      (0.50)          --
  From net realized gain ...............................      (0.76)          --
                                                             =======      ========
Net asset value, end of period .........................     $11.64       $11.41
                                                             =======      ========

Total return ...........................................      14.11%       14.10%
Net assets, end of period (000's) ......................    $22,326      $19,651
Ratio of total investment expenses to average net              1.73%        1.42%
  assets* ..............................................
Ratio of net investment income to average net assets* ..       2.62%        3.75%
Portfolio turnover rate ................................      91.62%      179.88%
Average commission rate paid per share .................    $0.0289          --

*Annualized for periods of less than one year.

Per share data calculated using average number of shares outstanding throughout the period.

                                         Aetna Generation Funds Annual Report 55

                          Independent Auditors' Report

The Board of Directors and Shareholders
Aetna Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities of Aetna Ascent Fund, Aetna Crossroads Fund and Aetna Legacy Fund, portfolios of Aetna Series Fund, Inc., (collectively the Generation Funds or Funds) including the portfolios of investments, as of October 31, 1996, the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for the year then ended and the period from January 4, 1995 (commencement of operations) to October 31, 1995. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Generation Funds as of October 31, 1996, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the periods specified in the first paragraph above in conformity with generally accepted accounting principles.


                                            KPMG Peat Marwick LLP


Hartford, Connecticut
December 6, 1996

                        Special Meeting of Shareholders
                                  (Unaudited)

On July 26, 1996, a Special Meeting of Shareholders of the Funds was held. At the meeting, shareholders in the Company voted to elect nine Directors, shareholders of each fund voted to approve a subadvisory agreement among each of the Funds, ALIAC and Aeltus and approve a new Investment Advisory Agreement between each Fund and ALIAC. Following is a brief description and the results of each vote.

A. Election of Directors

The following individuals were elected to serve as Directors of the Company:

Morton Ehrlich                Sidney Koch
Maria T. Fighetti             Shaun P. Mathews
David L. Grove                Corine T. Norgard
Timothy A. Holt               Richard G. Scheide
Daniel P. Kearney

Every individual named served as a Director prior to this election and there are no other individuals currently serving as Directors of the Company. Every individual received affirmative votes from 100% of the votes present at the meeting. Votes present at the meeting were 1,827,775, 1,763,361, 1,786,812 for Ascent Fund, Crossroads Fund and Lgacy Fund, respectively.

B. Approval of Subadvisory Agreement

Shareholders of the Fund voted to approve a Subadvisory Agreement with Aeltus Investment Management, Inc., an affiliate of ALIAC. (See Note 2 for a description of the services provided and the compensation arrangement defined by the terms of the agreement.)

Results of the vote were:
                                                         Votes
                         Present        Cast For     Cast Against   Abstaining
                    -----------------------------------------------------------
Aetna Ascent             1,827,775      93.9%          6.1%           0.0%
Aetna Crossroads         1,763,361      92.0%          8.0%           0.0%
Aetna Legacy             1,786,812     100.0%          0.0%           0.0%

C. Approval of New Investment Advisory  Agreement

Shareholders in each Fund voted to approve a new Investment Advisory Agreement (Agreement) between each Fund and ALIAC. For all Funds, the Agreement was updated in the following respects: the language was simplified where possible, the liability provisions made it clear that ALIAC is liable to the Fund for ALIAC's negligence, and it expanded ALIAC's ability to use brokerage commissions to pay Fund expenses.

Results of the vote were:

                                                         Votes
                         Present        Cast For     Cast Against   Abstaining
                    -----------------------------------------------------------
Aetna Ascent             1,827,775      93.9%          6.1%           0.0%
Aetna Crossroads         1,763,361      92.0%          8.0%           0.0%
Aetna Legacy             1,786,812     100.0%          0.0%           0.0%


                                         Aetna Generation Funds Annual Report 57

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[back cover]

Aetna Series Fund, Inc.
151 Farmington Avenue
Hartford, CT 06156-8962






Aetna Ascent Fund
Aetna Crossroads Fund
Aetna Legacy Fund



This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation. The report is not authorized for distribution to prospective investors in the corporation unless preceded or accompanied by an effective prospectus.




ANN.AET.1-2 (10/96)  [recycle logo] Printed on recycled paper using soybean ink